ING USA Annuity and Life Insurance Company

Separate Account EQ

Individual Flexible Premium

Deferred Variable Annuity

Equi-Select

April 28, 2006

This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See “ING USA Annuity and Life Insurance Company” for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in a Trust or Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the back of this cover.

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The investment portfolios available under your Contract are:

ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Class S)

ING EquitiesPlus Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING Goldman Sachs TollkeeperSM Portfolio (Class S)

ING Janus Contrarian Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners All Cap Portfolio (Class S)

ING Legg Mason Value Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Liquid Assets Portfolio (Class S)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING Mercury Large Cap Value Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Oppenheimer Main Street Portfolio (Class S)

ING PIMCO Core Bond Portfolio (Class S)

ING PIMCO High Yield Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING Van Kampen Equity Growth Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	2
Annuitant	9
Annuity Start Date	9
Cash Surrender Value	12
Contract Date	9
Contract Owner	9
Contract Value	12
Contract Year	9
Death Benefit	18
Free Withdrawal Amount	6
Net Investment Factor	2
Net Rate of Return	3

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment) ............................... 8%1

Transfer Charge	$25 per transfer[2]

[1]	The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.
[2]	We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Periodic Fees and Expenses

Annual Contract Administrative Charge	$30

Separate Account Annual Charges (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2005 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.54%	1.61%

[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,115	$1,563	$2,035	$3,430
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,115	$1,563	$2,035	$3,430
3) If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$315	$963	$1,635	$3,430

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown. Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

Net Investment Factor

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

(1)	We take the net asset value of the subaccount at the end of each business day.
(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

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(3)	We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.
(4)	We then subtract the daily charges from the subaccount: the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account EQ and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V., (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. Although

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we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Developments – The Company and the Industry

As with many financial services companies, ING USA and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

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Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “LifeStyle” or “MarketPro Funds”. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses”. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium

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payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

•	earnings (contract value less unliquidated purchase payments);
•	premium payments in the Contract for more than eight years, and
•

an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in “Charges Deducted from the Contract Value” above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining

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annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

•	Service fees that are deducted from fund assets.
•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the fund prospectus.

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•

Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.
•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

Fidelity Variable Insurance Products Portfolio
Franklin Templeton Variable Insurance Products Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Additional Compensation and Benefits Received

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds”) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

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THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event).

Joint owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus.

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We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

Crediting of Premium Payments

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)

If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)

If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

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If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

(1)	We take the contract value in the subaccount at the end of the preceding business day.
(2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
(3)	We add (1) and (2).
(4)	We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.
(5)	We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

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Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “Charges and Fees ( Surrender Charge for Excess Withdrawals.” You need to submit to us a written request specifying accounts from which to

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withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro-rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

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You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

(1)

If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

(2)

We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

(1)

The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

(2)	The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.
(3)

Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

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Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the

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subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

Death Proceeds

If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

(1)	the contract value;
(2)	the total premium payments made under the Contract after subtracting any withdrawals; or
(3)

the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

(1)	the contract value;
(2)	the total premium payments made under the Contract after subtracting any withdrawals; or
(3)	the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Note:	In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

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The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

(1)	the beneficiary elects to have the death proceeds:
(a)	payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and
(b)	payable beginning within one year of the date of death; or
(2)	if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

(1)	If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.
(2)

If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

(1)	If any owner of the Contract dies before the annuity start date, the following applies:
(a)	If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.
(b)	If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:
(i)	within 5 years of the deceased owner’s death

or

(ii)	over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

(2)

If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

(3)

If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

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(4)	For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under “Death Benefit Choices” in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

Selecting the Annuity Start Date

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month

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immediately following the annuitant’s 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

Selecting a Payment Plan

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

(1)	any applicable taxes not previously deducted; less
(2)	the withdrawal charge, if any; less
(3)	the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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Annuity Payment Plans
Plan A. Interest
Option 1

The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

Option 2	The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
Plan B. Fixed Period

The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

Plan C. Life Income

The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)

an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

(4)	when the Company’s Customer Service Center is closed; or
(5)

during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

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In Case of Errors in Your Application

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes ( Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

Free Look

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

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DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

•	Marketing allowances;
•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Payment or reimbursement of attendance by registered representatives at training or education meetings sponsored by the selling firm or by us, as permitted by NASD Rules; and
•	Contribution to the cost of meetings held by affiliated or unaffiliated selling firms, as permitted by NASD Rules.

The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

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DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

We no longer offer the Contract to new purchasers.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

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Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

ING USA is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services, Inc., the principal underwriter and distributor of the Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore,

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you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on your Contract income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your Contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your Contract does not satisfy the applicable diversification regulations and rulings because a subaccount's corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your Contract into compliance with such regulations and rulings and we reserve the right to modify your Contract as necessary in order to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro-rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

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Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract” and

•	Lastly, from any remaining “investment in the contract”.

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate

EQUI	28

annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in

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other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

Direct Rollovers

If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all

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legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities – General

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result

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from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Distributions
All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

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Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

Introduction

Description of ING USA Annuity and Life Insurance Company

Separate Account EQ of ING USA Annuity and Life Insurance Company

Safekeeping of Assets

Independent Registered Public Accounting Firm

Distribution of Contracts

Published Ratings

Accumulation Unit Value

Other Information

Financial Statements of ING USA Annuity and Life Insurance Company

Financial Statements of Separate Account EQ of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional

Information for the Contracts offered under the prospectus. Address the form to our Customer

Service Center. The address is shown on the cover.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

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Name

__________________________________________________

Social Security Number

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City, State, Zip

EQUI	04/28/2006

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	78,538
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.28
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	108,299
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	4,574
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during April 1996)
Value at beginning of period	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41	$12.49	$10.00
Value at end of period	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01	$15.41	$12.49
Number of accumulation units outstanding at end of period	2,214,760	2,915,813	3,525,386	3,960,030	4,782,460	5,518,726	6,297,935	6,865,904	5,699,254	2,228,888
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	40,605
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.09
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	180,174

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.03
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	167,564
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.98
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	37,956
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$19.27	$18.19	$13.14	$17.87	$18.40	$22.82	$15.37	$12.88	$11.98
Value at end of period	$18.81	$19.27	$18.19	$13.14	$17.87	$18.40	$22.82	$15.37	$12.88
Number of accumulation units outstanding at end of period	1,010,845	1,384,528	1,551,155	1,562,068	1,710,080	1,810,398	1,648,149	1,310,458	885,024
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$10.94	$10.15	$7.53	$10.02	$10.55	$10.00
Value at end of period	$11.45	$10.94	$10.15	$7.53	$10.02	$10.55
Number of accumulation units outstanding at end of period	717,087	1,064,426	926,219	657,418	576,108	363,669
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.06
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	659
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$20.98	$18.52	$15.00	$18.34	$19.46	$18.14	$18.31	$18.81
Value at end of period	$20.75	$20.98	$18.52	$15.00	$18.34	$19.46	$18.14	$18.31
Number of accumulation units outstanding at end of period	92,671	142,299	144,117	148,682	159,381	141,890	83,289	13,490
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	11,318
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.90
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	2,428
ING FMRSM DIVERSIFIED MID-CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	464,047

CFI 2

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.26
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	758
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28	$18.34
Value at end of period	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28
Number of accumulation units outstanding at end of period	125,295	73,594	70,368	82,414	20,494	15,095	54,852	23,848
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.72
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	19,303
ING INTERNATIONAL PORTFOLIO
(Fund first available during April 1996)
Value at beginning of period	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90	$10.28	$10.00
Value at end of period	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29	$9.90	$10.28
Number of accumulation units outstanding at end of period	1,497,223	2,123,982	2,319,001	2,652,840	3,140,799	3,578,605	3,737,771	4,170,416	3,909,438	2,025,705
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.53
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	16,458
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 1998)
Value at beginning of period	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28	$10.00
Value at end of period	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Number of accumulation units outstanding at end of period	296,509	300,759	312,448	306,642	331,242	375,616	414,703	81,838
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.99
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	42,044
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	8,273
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.40
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	2,591

CFI 4

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.01
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	75,289
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.28
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	41,817
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.58
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	46,558
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.15
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	91,554
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.23
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	111,247
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.05
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	88,354
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during August 1998)
Value at beginning of period	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77	$16.41
Value at end of period	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77
Number of accumulation units outstanding at end of period	720,716	1,026,012	1,408,962	1,872,146	1,655,739	1,582,942	2,225,986	2,627,993
ING LIQUID ASSETS PORTFOLIO
(Fund first available during August 1998)
Value at beginning of period	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33	$14.14
Value at end of period	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33
Number of accumulation units outstanding at end of period	877,404	995,189	1,471,076	2,484,858	2,632,853	2,196,941	3,594,722	2,338,381
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	161,832	293,846	325,880	325,164	356,036	261,822

CFI 6

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING MARKETPRO PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.05
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	1
ING MARSICO GROWTH PORTFOLIO
(Fund first available during April 1996)
Value at beginning of period	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03	$11.42	$10.00
Value at end of period	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29	$13.03	$11.42
Number of accumulation units outstanding at end of period	2,934,411	3,759,407	4,384,496	4,849,912	5,960,686	6,778,262	6,813,472	5,276,364	4,326,092	1,238,349
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	4,534
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	80,332
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	3,096
ING MFS MID CAP GROWTH PORTFOLIO
(Fund first available during October 1994)
Value at beginning of period	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52	$15.70	$13.21
Value at end of period	$25.40	$24.98	$22.02	$16.05	$31.80	$42.23	$39.59	$22.43	$18.52	$15.70
Number of accumulation units outstanding at end of period	2,838,456	3,732,995	4,553,302	4,997,660	6,138,195	6,870,355	5,971,726	5,924,179	4,824,912	2,602,724
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during October 1994)
Value at beginning of period	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10	$13.51	$12.05
Value at end of period	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72	$16.10	$13.51
Number of accumulation units outstanding at end of period	5,275,066	6,547,364	7,715,877	8,639,777	9,848,165	10,447,290	11,904,647	12,496,328	9,244,010	4,354,338
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	20,077
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.08
Value at end of period	$11.97

CFI 7

Number of accumulation units outstanding at end of period	11,856

CFI 8

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during October 1994)
Value at beginning of period	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87	$15.93	$13.10
Value at end of period	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89	$18.87	$15.93
Number of accumulation units outstanding at end of period	4,948,856	6,387,483	7,848,496	9,139,249	11,117,780	12,794,990	13,175,088	14,188,265	10,839,609	4,845,240
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during October 1994)
Value at beginning of period	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87	$11.96	$11.55
Value at end of period	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09	$11.87	$11.96
Number of accumulation units outstanding at end of period	587,191	648,873	772,032	872,902	594,128	594,326	767,498	946,714	1,002,889	705,870
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.13	$10.82
Number of accumulation units outstanding at end of period	438,228	561,347
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	3,314
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	28,805
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.40
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	1,377
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$12.45	$11.71	$8.55	$11.65	$11.59	$10.00
Value at end of period	$12.83	$12.45	$11.71	$8.55	$11.65	$11.59
Number of accumulation units outstanding at end of period	298,678	450,071	545,676	514,966	577,461	301,680
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Value at end of period	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19
Number of accumulation units outstanding at end of period	182,204	228,715	193,148	142,642	111,682	62,511
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66	$17.40
Value at end of period	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53	$19.66
Number of accumulation units outstanding at end of period	927,696	1,088,181	1,130,633	1,227,501	1,063,959	859,960	763,936	779,994	430,012

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94	$21.36
Value at end of period	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94
Number of accumulation units outstanding at end of period	306,192	345,538	292,013	253,526	239,292	119,922	128,090	43,654
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.30
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	1,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.42
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	4,120
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	19,969
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.25
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	7,968
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.45
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	12,069
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.20
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	19,277
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09	$16.36
Value at end of period	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61	$20.09
Number of accumulation units outstanding at end of period	1,497,192	1,769,408	1,987,591	2,188,290	2,517,254	2,837,674	2,969,224	2,936,234	1,561,703
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during June 1998)
Value at beginning of period	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74	$24.06
Value at end of period	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74
Number of accumulation units outstanding at end of period	195,024	241,125	215,861	207,524	130,768	93,265	35,910	11,546

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.38
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	1,428
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2000)
Value at beginning of period	$7.15	$6.63	$5.21	$7.02	$8.75	$10.00
Value at end of period	$7.36	$7.15	$6.63	$5.21	$7.02	$8.75
Number of accumulation units outstanding at end of period	76,835	91,034	85,081	65,581	42,505	26,433
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.50
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	4,157
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.08
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	24,087
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.04
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	26,409
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	43,292
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.71
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	7,955
ING WELLS FARGO MID CAP DISCIPLINED
(Fund first available during June 1998)
Value at beginning of period	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50	$23.72
Value at end of period	$22.56	$21.62	$19.47	$15.06	$21.60	$25.17	$30.11	$24.50
Number of accumulation units outstanding at end of period	171,432	198,514	215,017	236,488	262,157	297,462	118,846	68,343
ING WELLS FARGO SMALL CAP DISCIPLINED
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.88
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	99
Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
PIMCO STOCKS PLUS® GROWTH AND INCOME PORTFOLIO
(Fund first available during May 1998)
Value at beginning of period	$11.31	$10.35	$8.05	$10.23	$11.72	$13.13	$11.11	$10.00
Value at end of period	$11.54	$11.31	$10.35	$8.05	$10.23	$11.72	$13.13	$11.11
Number of accumulation units outstanding at end of period	322,516	456,599	555,024	803,496	746,623	745,666	621,032	573,723

CFI 9

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” and “LifeStyle Funds”. Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.

Equi-Select – EQUI	B1

ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.

Equi-Select – EQUI	B2

ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

Equi-Select – EQUI	B3

ING Legg Mason Partners All Cap Portfolio (Class S)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.

Equi-Select – EQUI	B4

ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO Core Bond Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

Equi-Select – EQUI	B5

ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.

Equi-Select – EQUI	B6

ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Ltd.

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.

Equi-Select – EQUI	B7

ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.
ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.

Equi-Select – EQUI	B8

ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.

Equi-Select – EQUI	B9

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

EquiSelect – EQUI	C1

ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

EquiSelect – EQUI	04/28/06

Statement of Additional Information

ING Equi-Select and ING PrimElite

Deferred Variable and Fixed Annuity Contracts

Issued by

SEPARATE ACCOUNT EQ

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) for the Deferred Variable Annuity Contract which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2006

Table of Contents

Item	Page

Introduction	1
Description of ING USA Annuity and Life Insurance Company	1
Separate Account EQ of ING USA Annuity and Life Insurance Company	1
Safekeeping of Assets	1
Independent Registered Public Accounting Firm	1
Distribution of Contracts	1
Published Ratings	2
Accumulation Unit Value	2
Performance Information	3
Other Information	3
Financial Statements of ING USA Annuity and Life Insurance Company	4
Financial Statements of Separate Account EQ	4

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account EQ.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Prior to January 1, 2004, the contract was issued by Equitable Life. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's financial statements appear in the Statement of Additional Information.

As of December 31, 2005, ING USA had approximately $2,949.0 million in stockholder's equity and approximately $59.4 billion in total assets, including approximately $30.3 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account EQ of ING USA Annuity and Life Insurance Company

Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account EQ.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA Annuity and Life Insurance Company and Separate Account EQ

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2005, 2004 and 2003 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $378,135,000, $374,955,000, and $270,633,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $42,969,000, $36,570,000 and $27,898,000, for the years ended 2005, 2004, and 2003, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1.

1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092

5. Contract Value in account for valuation date following purchase

(3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

3

FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Audited Financial Statements of ING USA Annuity and Life Insurance Company

Statements of Operations for the years ended December 31, 2005, 2004 and 2003

Balance Sheets as of December 31, 2005 and 2004

Statements of Changes in Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003

Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

Notes to Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Audited Financial Statements of Separate Account EQ of ING USA Annuity and Life Insurance Company

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004

Notes to Financial Statements

4

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Financial Statements:

Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Balance Sheets as of December 31, 2005 and 2004	C-4

Statements of Changes in Shareholder's Equity for the years ended
December 31, 2005, 2004, and 2003	C-6

Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2005 and 2004, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004. As discussed in Note 15 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to realized gains and losses, investment contracts, and short-term loans for the years ended December 31, 2004 and 2003.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,102.2	$1,121.5	$1,108.9
Fee income	745.6	569.2	402.0
Premiums	21.8	21.8	20.3
Net realized capital losses	(2.9)	(49.5)	(35.1)
Other income	0.7	0.3	-
Total revenue	1,867.4	1,663.3	1,496.1
Benefits and expenses:
Interest credited and other benefits to contractowners	1,085.8	1,133.0	920.5
Operating expenses	192.5	162.6	162.1
Amortization of deferred policy acquisition
costs and value of business acquired	318.9	186.8	347.9
Interest expense	29.6	5.1	8.2
Other	16.5	2.2	0.9
Total benefits and expenses	1,643.3	1,489.7	1,439.6
Income before income taxes and cumulative
effect of change in accounting principle	224.1	173.6	56.5
Income tax expense (benefit)	34.2	80.7	(0.8)
Income before cumulative effect of change
in accounting principle	189.9	92.9	57.3
Cumulative effect of change in accounting
principle, net of tax	-	(1.0)	-
Net income	$189.9	$91.9	$57.3

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,085.6 at 2005 and $17,045.9 at 2004)	$16,092.4	$17,489.2
Equity securities, available-for-sale, at fair value
(cost of $28.6 at 2005 and $34.8 at 2004)	29.7	35.3
Mortgage loans on real estate	3,766.8	3,851.8
Policy loans	166.1	169.0
Other investments	460.7	277.2
Securities pledged
(amortized cost of $952.1 at 2005 and $1,100.5 at 2004)	938.9	1,108.6
Total investments	21,454.6	22,931.1
Cash and cash equivalents	215.2	209.0
Short-term investments under securities loan agreement	140.2	402.8
Accrued investment income	175.0	201.7
Receivable for securities sold	32.1	38.9
Deposits and reinsurance recoverable from affiliate	4,068.1	1,388.1
Deferred policy acquisition costs	2,255.4	1,704.1
Value of business acquired	122.1	112.2
Sales inducements to contractowners	556.3	514.6
Due from affiliates	60.0	192.4
Other assets	29.9	28.3
Assets held in separate accounts	30,262.8	24,746.7
Total assets	$59,371.7	$52,469.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$24,225.3	$22,961.0
Payables for securities purchased	0.8	35.9
Payables under securities loan agreement	140.2	402.8
Borrowed money	806.3	713.4
Notes to affiliates	435.0	435.0
Due to affiliates	39.7	51.8
Current income taxes	34.1	15.7
Deferred income taxes	135.7	12.5
Other liabilities	342.8	320.6
Liabilities related to separate accounts	30,262.8	24,746.7
Total liabilities	56,422.7	49,695.4

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	4,143.1	4,041.1
Accumulated other comprehensive (loss) income	(4.7)	112.7
Retained earnings (deficit)	(1,191.9)	(1,381.8)
Total shareholder's equity	2,949.0	2,774.5
Total liabilities and shareholder's equity	$59,371.7	$52,469.9

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.5	$3,722.4	$133.2	$(1,518.6)	$2,339.5
Comprehensive income:
Net income	-	-	-	57.3	57.3
Other comprehensive income,
net of tax:
Change in net unrealized gain (loss)
on securities ($82.8 pretax)	-	-	54.9	-	54.9
Total comprehensive income					112.2
Dividends paid	-	-	-	(12.4)	(12.4)
Contribution of capital	-	88.7	-	-	88.7
Balance at December 31, 2003	2.5	3,811.1	188.1	(1,473.7)	2,528.0
Comprehensive income:
Net income	-	-	-	91.9	91.9
Other comprehensive loss,
net of tax:
Change in net unrealized gain (loss)
on securities ($(114.0) pretax)	-	-	(70.5)	-	(70.5)
Minimum pension liability	-	-	(4.9)	-	(4.9)
Total comprehensive income					16.5
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2004	2.5	4,041.1	112.7	(1,381.8)	2,774.5
Comprehensive income:
Net income	-	-	-	189.9	189.9
Other comprehensive loss,
net of tax:
Change in net unrealized gain (loss)
on securities ($(185.1) pretax)	-	-	(118.4)	-	(118.4)
Minimum pension liability ($(1.1) pretax)	-	-	1.0	-	1.0
Total comprehensive income					72.5
Contribution of capital	-	100.0	-	-	100.0
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2005	$2.5	$4,143.1	$(4.7)	$(1,191.9)	$2,949.0

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
		(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income	$189.9	$91.9	$57.3
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(715.3)	(688.3)	(491.9)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	387.7	252.3	347.9
Net accretion/decretion of discount/premium	93.1	139.6	218.2
Future policy benefits, claims reserves, and
interest credited	1,078.4	916.7	782.4
Provision for deferred income taxes	192.0	75.4	(1.9)
Net realized capital losses	2.9	49.5	35.1
Change in:
Accrued investment income	26.7	(9.0)	14.3
Reinsurance recoverable (excluding GICs)	(31.1)	11.2	18.1
Other receivables and asset accruals	(1.6)	(8.2)	(2.8)
Due to/from affiliates	(18.9)	(19.8)	52.0
Other payables and accruals	39.3	41.2	73.0
Employee share-based payments	2.0	-	-
Net cash provided by operating activities	1,245.1	852.5	1,101.7
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	16,027.0	17,876.4	20,180.2
Equity securities, available-for-sale	20.7	106.8	45.7
Mortgage loans on real estate	739.7	388.6	561.1
Acquisition of:
Fixed maturities, available-for-sale	(17,518.1)	(20,517.6)	(21,223.3)
Equity securities, available-for-sale	(14.1)	(20.2)	(16.2)
Mortgage loans on real estate	(658.0)	(856.4)	(1,075.5)
Other investments	(236.5)	(274.8)	(232.1)
Other	2.9	(3.2)	2.7
Net cash used in investing activities	(1,636.4)	(3,300.4)	(1,757.4)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	5,225.6	5,888.2	3,056.7
Maturities and withdrawals from investment contracts	(5,039.7)	(3,244.4)	(2,843.5)
Reinsurance recoverable on investment contracts	(120.5)	(747.4)	7.5
Reinsurance recapture	-	-	134.5
Notes to affiliates	-	350.0	-
Short-term loan with affiliate	139.2	(63.8)	(120.4)
Short-term loans	92.9	179.2	210.6
Dividends to Parent	-	-	(12.4)
Contribution of capital from Parent	100.0	230.0	88.7
Net cash provided by financing activities	397.5	2,591.8	521.7
Net increase (decrease) in cash and cash equivalents	6.2	143.9	(134.0)
Cash and cash equivalents, beginning of year	209.0	65.1	199.1
Cash and cash equivalents, end of year	$215.2	$209.0	$65.1
Supplemental cash flow information:
Income taxes (received) paid, net	$(174.7)	$8.3	$53.0
Interest paid	$52.1	$14.2	$10.8

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in the District of Columbia and all states except New York.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

On January 1, 2004, the Company simultaneously redomesticated from Delaware to Iowa, changed its name from Golden American Life Insurance Company to ING USA Annuity and Life Insurance Company, and merged the following affiliates into the Company: Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company, and United Life & Annuity Insurance Company (collectively, the “Merger Companies”). Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life.

Description of Business

The Company offers various insurance products including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. (“NASD”) firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and the ING broker-dealer network. The Company’s primary annuity customers are retail consumers.

The Company also offers guaranteed investment contracts and funding agreements, collectively referred to as “GICs”, primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional, and variable life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in run-off and the Company has ceded to other insurers all health insurance.

The Company has one operating segment, ING U.S. Financial Services.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments” (“EITF 03-1”), adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1:	Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2:	Evaluate whether an impairment is other-than-temporary.
Step 3:	If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments’” (“FSP EITF 03-1-1”),which delayed the EITF 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $3.1 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partner Have Certain Rights”(“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46R: “Consolidation of Variable Interest Entities” (“FIN 46R”). EITF 04-5 was effective immediately for all new limited partnership formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

The Company’s limited partnership investment totaling $19.7 in Powers Ferry Properties Ltd Partnership (“PFP”), an affiliate acquired on May 12, 2005, is accounted for using the equity method, as ING USA does not have substantive kick-out or participating rights and, therefore, cannot overcome the presumption of control by the general partner of PFP. As of December 31, 2005, the Company’s remaining investments in limited partnerships are generally considered variable interest entities under FIN 46R, and are accounted for using the cost or equity methods of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first interim or annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provision of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB No. 25”), and related Interpretations, as permitted by FAS No. 123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004 and 2003, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, was $1.3 lower than if it had continued to account for share-based payments under APB No. 25. The fair value of shares granted during 2005 was $1.9 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes to valuation methodologies as a result of the adoption of FAS No. 123R.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, SOP 03-1 requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. Sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP’s requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax, or $(2.3) net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company’s policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company’s implementation of Technical Practice Aid 6300.05–6300.08 “Q&As Related to the Implementation of SOP 03-1, ‘Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”’ (the “TPA”).

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The TPA, which was approved in September 2004, provided additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provided additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to SOP 03-1’s cumulative effect of a change in accounting principle. The adoption of the TPA reduced the Company’s cumulative effect of a change in accounting principle by $2.0, before tax and decreased quarterly 2004 net income approximately $0.6 in each quarter, for a total decrease of $2.3.

The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of FAS No. 97 “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the “FASB issued FASB Staff Position No. FAS 97-1, “Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ‘Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,’ Permit or Require Accrual of an Unearned Revenue Liability” (“FSP FAS 97-1”), effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004. The adoption of FSP FAS 97-1 did not have an impact on the Company’s financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB issued FIN 46R to make certain technical revisions and address certain implementation issues that had arisen. FIN 46R provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair values of $8.5 billion and $7.0 billion as of December 31, 2005 and 2004, respectively. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book values as of December 31, 2005 and 2004 of $8.5 billion and $6.9 billion, respectively, represent the maximum exposure to loss on the investment of VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of this structures.

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•         Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occur by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingency and guaranteed minimum accumulation benefits (“GMABs”) represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of an equity indexed annuity (“EIA”) also represents an embedded derivative. These embedded derivatives are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts with asset balances and liability balances are included in Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivative were previously recorded in Net investment income in the Statement of Operations. The total change in fair value of these derivatives is now reported in net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $44.2 and $133.6 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(114.3) and $(146.6) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Reserve interest rates varied by product up to 8.0% for 2005, 2004, and 2003.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2005, 2004, and 2003, reserve interest discount rates varied up to 8.0%.

Reserves for EIAs are computed in accordance with FAS No. 97 and FAS No. 133. Accordingly, the aggregate initial liability is equal to the deposit received plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under SOP 03-1, the Company calculates additional liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

The SOP 03-1 reserve for annuities with guaranteed minimum death benefits (“GMDBs”) is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The SOP 03-1 reserve for GMWBs with life contingency and guaranteed minimum income benefits (“GMIBs”) is determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised.

GMABs and GMWBs without life contingency are considered to be derivatives under FAS No. 133. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index plus a spread or a fixed rate, established at the issue date of the contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the Balance Sheets in accordance with SOP 03-1. Beginning in 2004, sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both Premiums and Interest credited and other benefits to contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract, in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $21.9 and $100.5, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses from its life and annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 10.4% of the Company’s ordinary life insurance in force and 26.1% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $15.8, $16.2, and $17.2, were incurred during the years ended December 31, 2005, 2004, and 2003, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$476.5	$1.1	$4.2	$473.4
State, municipalities, and political
subdivisions	20.1	-	0.7	19.4

U.S. corporate securities:
Public utilities	1,579.2	39.7	19.4	1,599.5
Other corporate securities	5,077.9	86.4	63.5	5,100.8
Total U.S. corporate securities	6,657.1	126.1	82.9	6,700.3

Foreign securities:
Government	464.7	13.8	4.1	474.4
Other	2,447.6	33.3	38.5	2,442.4
Total foreign securities	2,912.3	47.1	42.6	2,916.8

Residential mortgage-backed securities	3,938.1	35.6	70.7	3,903.0
Commercial mortgaged-backed securities	1,309.8	17.0	19.5	1,307.3
Other asset-backed securities	1,723.8	6.8	19.5	1,711.1

Total fixed maturities, including fixed
maturities pledged	17,037.7	233.7	240.1	17,031.3
Less: fixed maturities pledged	952.1	1.0	14.2	938.9
Total fixed maturities	16,085.6	232.7	225.9	16,092.4
Equity securities	28.6	1.1	-	29.7

Total investments, available-for-sale	$16,114.2	$233.8	$225.9	$16,122.1

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$464.0	$1.8	$1.1	$464.7
State, municipalities, and political
subdivisions	20.7	-	0.8	19.9

U.S. corporate securities:
Public utilities	1,796.9	78.4	8.9	1,866.4
Other corporate securities	6,292.4	243.5	22.7	6,513.2
Total U.S. corporate securities	8,089.3	321.9	31.6	8,379.6

Foreign securities:
Government	518.9	24.2	2.2	540.9
Other	2,571.2	97.7	11.5	2,657.4
Total foreign securities	3,090.1	121.9	13.7	3,198.3

Residential mortgage-backed securities	3,440.3	43.9	22.4	3,461.8
Commercial mortgaged-backed securities	1,107.8	34.9	3.0	1,139.7
Other asset-backed securities	1,934.2	14.3	14.7	1,933.8

Total fixed maturities, including fixed
maturities pledged	18,146.4	538.7	87.3	18,597.8
Less: fixed maturities pledged	1,100.5	9.8	1.7	1,108.6
Total fixed maturities	17,045.9	528.9	85.6	17,489.2
Equity securities	34.8	0.5	-	35.3

Total investments available-for-sale	$17,080.7	$529.4	$85.6	$17,524.5

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation was $(5.3) and $451.9, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005 and 2004, were related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the fair value of fixed maturities, including fixed maturities pledged to creditors, in unrealized loss position at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$49.1	$32.6	$48.7	$130.4
Mortgage and other asset-backed
securities	47.7	29.7	32.3	109.7
Total unrealized loss	$96.8	$62.3	$81.0	$240.1
Carrying amount	$5,757.0	$2,266.6	$2,243.0	$10,266.6

2004

Interest rate or spread widening	$12.3	$16.9	$18.0	$47.2
Mortgage and other asset-backed
securities	14.9	13.0	12.2	40.1
Total unrealized loss	$27.2	$29.9	$30.2	$87.3
Carrying amount	$3,199.9	$1,710.7	$709.1	$5,619.7

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 97% of the average book value. In addition, this category includes over 400 securities, which have an average quality rating of A+. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$558.9	$558.8
After one year through five years	3,263.1	3,255.9
After five years through ten years	4,743.8	4,762.3
After ten years	1,500.2	1,532.9
Mortgage-backed securities	5,247.9	5,210.3
Other asset-backed securities	1,723.8	1,711.1
Less: fixed maturities pledged	952.1	938.9
Fixed maturities, excluding fixed maturities pledged	$16,085.6	$16,092.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2005.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.7 and $11.9, respectively, were on deposit as required by regulatory authorities.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2005 and 2004, respectively, the Company had $126.1 and $376.3 in non-putable funding agreements issued to the FHLB. At December 31, 2005 and 2004, respectively, assets with a carrying value of approximately $159.4 and $422.0 collateralized the funding agreements to the FHLB. Collateralized assets are included in Fixed maturities in the Balance Sheets.

Repurchase Agreements

The Company engages in dollar rolls and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $808.0 and $715.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $806.3 and $713.4 at December 31, 2005 and 2004, respectively.

The Company also enters into reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $15.3. The Company had no reverse repurchase agreement at December 31, 2004.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$3.0	12	$-	-	$23.7	16
Residential mortgage-
backed	16.4	86	9.1	88	81.3	173
Foreign(1)	0.1	1	8.5	4	11.5	2
Commercial mortgage	1.2	1	-	-	-	-
Limited partnerships	0.5	1	2.2	1	-	-
Other asset-backed	0.5	2	11.5	6	5.8	7
U.S. Treasury/Agencies	0.1	1	-	-	-	-
Total	$21.8	104	$31.3	99	$122.3	198

(1) Primarily U.S. dollar denominated.

The above schedule includes $3.1 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. Corporate	$2.6	11
Residential mortgaged-backed	0.4	1
U.S. Treasury/Agencies	0.1	1
Total	$3.1	$13

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $255.3 and $168.7, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturity securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategy asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $3.1 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$936.4	$953.1	$948.1
Equity securities, available-for-sale	1.2	1.7	5.6
Mortgage loans on real estate	238.4	221.8	208.5
Real estate	1.3	0.2	0.6
Policy loans	9.1	9.8	8.8
Short-term investments and
cash equivalents	4.1	1.4	17.2
Other	9.2	14.8	(8.1)
Gross investment income	1,199.7	1,202.8	1,180.7
Less: investment expenses	97.5	81.3	71.8
Net investment income	$1,102.2	$1,121.5	$1,108.9

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2005, and 2003 were as follows.

	2005	2004	2003
Fixed maturities, available-for-sale	$47.9	$51.0	$113.3
Equity securities, available-for-sale	0.2	6.4	0.2
Derivatives	(50.8)	(104.9)	(144.9)
Real estate	1.2	0.1	(3.4)
Other	(1.4)	(2.1)	(0.3)
Pretax net realized capital losses	$(2.9)	$(49.5)	$(35.1)
After-tax net realized capital losses	$(1.9)	$(32.2)	$(22.8)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$9,317.1	$9,916.3	$13,664.8
Gross gains	97.2	145.5	297.6
Gross losses	75.2	59.3	60.4

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximate the fair value of the assets. Derivatives are carried at fair value on the Balance Sheets.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$17,031.3	$17,031.3	$18,597.8	$18,597.8
Equity securities, available-for-sale	29.7	29.7	35.3	35.3
Mortgage loans on real estate	3,766.8	3,774.8	3,851.8	3,969.4
Policy loans	166.1	166.1	169.0	169.0
Cash, cash equivalents,
and Short-term investments
under securities loan agreement	355.4	355.4	611.8	611.8
Other investments	460.7	465.6	277.2	277.4
Assets held in separate accounts	30,262.8	30,262.8	24,746.7	24,746.7
Liabilities:
Notes to affiliates	435.0	390.4	435.0	508.5
Investment contract liabilities:
Deferred annuities	18,486.5	17,145.6	17,525.9	16,344.6
Guaranteed investment contracts
and funding agreements	3,362.2	3,352.9	3,060.1	3,063.0
Supplementary contracts and
immediate annuities	893.3	893.3	864.9	864.9
Liabilities related to separate
accounts	30,262.8	30,262.8	24,746.7	24,746.7

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$91.2	$236.2	$-	$-

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturity portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,535.5	2,832.8	58.2	34.0

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	206.2	146.7	(24.0)	(34.5)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap
contract.	$112.0	$-	$(0.3)	$-

Swaptions
Swaptions are used to manage interest rate risk in
the Company's CMOB portfolio. Swaptions are
contracts that give the Company the option to
enter into an interest rate swap at a specific
future date.	150.0	-	-	-

Futures
Futures contracts are used to hedge against a decrease
in certain equity indexes. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the company
incurring an expense for guaranteed benefits in
excess of account values. The futures income would
serve to offset this increased expense. The under-
lying reserve liabilities are valued under either
SOP 03-01, or FAS No. 133 (see discussion under
"Reserves" section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	1,530.9	1,177.9	7.2	(0.2)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004

Options
S&P Options are used to hedge against an
increase in the S&P Index. Such increase
may result in increased payments to contract
holders of equity indexed annuity contracts, and
the options offset this increased expense. Both the
options and the embedded derivative reserve are
carried at fair value. The change in value of the
options are recorded in Net realized capital gains
(losses); the change in value of the embedded
derivative is recorded in Interest credited and
other benefits to contractowners.	$4,183.7	$2,335.4	$215.8	$166.0

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	(0.3)	(4.6)
Within retail annuity products	N/A*	N/A*	389.2	294.1

*N/A - not applicable.

Interest Rate Swaps

Interest rate swaps include two agreements with Security Life of Denver Insurance Company (“Security Life”), an affiliate, with notional amounts of $100.0 and fair values of $(0.3) and $(0.2) at December 31, 2005 (see Related Party Transactions footnote for further information).

Credit Default Swaps

As of December 31, 2005, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $85.0.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$1,508.5
Deferrals of commissions and expenses	491.9
Amortization:
Amortization	(422.8)
Interest accrued at 5% - 6%	104.9
Net amortization included in the Statements of Operations	(317.9)
Change in unrealized gains and losses on available-for-sale securities	144.2
Balance at December 31, 2003	1,826.7
Deferrals of commissions and expenses	587.4
Amortization:
Amortization	(266.0)
Interest accrued at 5% - 6%	85.7
Net amortization included in the Statements of Operations	(180.3)
Change in unrealized gains and losses on available-for-sale securities	(47.4)
Implementation of SOP and TPA	(482.3)
Balance at December 31, 2004	1,704.1
Deferrals of commissions and expenses	614.0
Amortization:
Amortization	(400.2)
Interest accrued at 5% - 6%	105.5
Net amortization included in the Statements of Operations	(294.7)
Change in unrealized gains and losses on available-for-sale securities	232.0
Balance at December 31, 2005	$2,255.4

The estimated amount of DAC to be amortized, net of interest, is $255.2, $252.9, $230.1, $211.8, and $190.2, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$134.5
Amortization:
Amortization	(36.6)
Interest accrued at 4% - 5%	6.6
Net amortization included in the Statements of Operations	(30.0)
Change in unrealized gains and losses on available-for-sale securities	7.0
Balance at December 31, 2003	111.5
Amortization:
Amortization	(13.3)
Interest accrued at 4% - 5%	6.8
Net amortization included in the Statements of Operations	(6.5)
Change in unrealized gains and losses on available-for-sale securities	(0.5)
Implementation of SOP and TPA	7.7
Balance at December 31, 2004	112.2
Amortization:
Amortization	(30.8)
Interest accrued at 4% - 5%	6.6
Net amortization included in the Statements of Operations	(24.2)
Change in unrealized gains and losses on available-for-sale securities	34.1
Balance at December 31, 2005	$122.1

The estimated amount of VOBA to be amortized, net of interest, is $12.7, $12.1, $9.5, $10.4, and $9.5, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Amortization of DAC and VOBA in 2005 compared to 2004 is largely associated with an increase in the scale of DAC, resulting from sales of new business. In addition, the Company had higher fixed margin income in 2005, resulting in an increase in gross profits against which DAC and VOBA were amortized.

The variance in amortization expense in 2004 versus 2003 was impacted by SOP 03-1. In prior years, amortization of inducements was included in amortization of DAC and VOBA. Beginning in 2004, sales inducements were included as a component of benefit expense in accordance with SOP 03-1. Therefore, the decrease in amortization of DAC and VOBA is partially related to 2004 sales inducement amortization being included in interest credited instead of amortization of DAC and VOBA. Also contributing to the decrease is the improved market performance during 2003, which lowered the amortization rate for 2004.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2005, 2004, and 2003. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA for the years ended December  31, 2005, 2004, and 2003, were as follow:

	2005	2004	2003
Impact of separate account growth and contractowner
withdrawal behavior favorable to assumptions	$(13.3)	$(6.6)	$(41.3)
Unlock of contractowner withdrawal behavior
assumptions for variable and fixed annuities	-	(4.2)	-
Unlock of contractowner withdrawal behavior
assumptions for certain fixed deferred annuities	17.7	-	-
Unlock of future lapse rate assumptions for fixed
annuities	-	-	6.0
Unlock of future rate of spread income assumptions
on some fixed annuity liabilities	2.3	5.0	8.1
Unlock on long-term separate account growth assumption	4.8	-	-
Unlock of mortality and persistency assumptions	(4.2)	-	-

Total unlocking effect on Amortization of DAC and VOBA	$7.3	$(5.8)	$(27.2)

Analysis DAC and VOBA - Life Products

As part of the regular analysis of DAC and VOBA for the life insurance block, at the end of each of the years ended December 31, 2005, 2004, and 2003, the Company unlocked due to assumption changes that, with respect to any one or more of the years ended December 31, 2005, 2004 and 2003, may relate primarily to mortality, lapse, expense, and interest amounts. There was no impact of unlocking on amortization of DAC/VOBA in 2005. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $1.2 in 2004, and an increase of $6.0 in 2003.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the Company’s statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

The Company did not pay any dividends on its common stock during 2005 or 2004. During 2003, the Company paid $12.4 in dividends on its common stock to its then parent, Equitable Life.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Insurance Division of the State of Iowa (the “Division”), effective January 1, 2004, recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $6.9, $96.1, and $(85.1), for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,846.6 and $1,668.3 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserve”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the GMDB SOP 03-1 reserve at December 31, 2005:

Area	Assumptions/Basis for Assumptions
Data used	Based on 100 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.125%
Volatility	18.0%
Mortality	1999 and prior issues – 80.0%, 80.0%, 90.0%, 90.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
2000 and later issues – 60.0%, 60.0%, 75.0%, 75.0%, grading to 100%
from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

The assumptions used for calculating the additional GMIB liability at December 31, 2005, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2005 and 2004, and the paid and incurred amounts by type for the years ended December 31, 2005 and 2004 were as follows:

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)
Separate account liability
at December 31, 2005	$30,213.6	$2,536.1	$13,409.0
Separate account liability
at December 31, 2004	$25,843.4	$1,826.7	$9,079.6

Additional liability balance:
Balance at January 1, 2004	$56.5	$14.5	$13.6
Incurred guaranteed benefits	39.0	(4.9)	17.1
Paid guaranteed benefits	(28.6)	-	-
Balance at December 31, 2004	66.9	9.6	30.7
Incurred guaranteed benefits	64.9	(0.2)	30.2
Paid guaranteed benefits	(19.0)	-	-
Balance at December 31, 2005	$112.8	$9.4	$60.9

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2005 and 2004:

	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum
	Death	Accumulation/	Income
	Benefit	Withdrawal Benefit	Benefit
2005	(GMDB)	(GMAB/GMWB)	(GMIB)

Net amount at risk, net of reinsurance	$1,428.7	$42.1	$246.3
Weighted average attained age	62	63	57

2004

Net amount at risk, net of reinsurance	$1,365.7	$65.4	$204.3
Weighted average attained age	63	61	61

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $30,262.8 and $24,746.7, respectively.

7.	Sales Inducements

During the year ended December 31, 2005, the Company capitalized and amortized $101.3 and $68.8, respectively, of sales inducements. During the year ended December 31, 2004, the Company capitalized and amortized $100.9 and $65.5, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains (losses), was $556.3 and $514.6 as of December 31, 2005 and 2004, respectively.

8.	Income Taxes

Effective January 1, 2005, the Company files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2004, the Company filed a stand-alone federal income tax return. Prior to that date, the Company, and each of the Merger Companies, filed federal income tax returns with their respective filing groups.

Income taxes consist of the following:

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(156.7)	$4.7	$1.2
Total current tax (benefit) expense	(156.7)	4.7	1.2
Deferred tax expense (benefit):
Operations and capital loss carryforwards	43.6	31.5	53.3
Other federal deferred tax	147.3	44.5	(55.3)
Total deferred tax expense (benefit)	190.9	76.0	(2.0)
Total income tax expense (benefit)	$34.2	$80.7	$(0.8)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons:

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$224.1	$173.6	$56.5
Tax rate	35%	35%	35%
Income tax at federal statutory rate	78.4	60.8	19.8
Tax effect of:
Meals and entertainment	0.4	0.5	0.4
Dividend received deduction	(20.4)	1.3	(11.5)
Product reserves	-	3.0	-
Investments	-	15.0	-
IRS audit settlements	(24.4)	-	-
Refinement of deferred tax balances	-	-	(9.5)
Other	0.2	0.1	-
Income tax expense (benefit)	$34.2	$80.7	$(0.8)

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004 are presented below.

	2005	2004
Deferred tax assets:
Operations and capital loss carryforwards	$97.4	$133.5
Future policy benefits	606.5	619.9
Goodwill	7.9	9.3
Investments	33.8	42.4
Employee compensation and benefits	17.8	19.9
Other	19.0	19.5
Total gross assets	782.4	844.5
Deferred tax liabilities:
Unrealized gains on investments	(12.9)	(157.1)
Deferred policy acquisition cost	(864.6)	(663.1)
Value of purchased insurance in force	(38.4)	(33.4)
Other	(2.2)	(3.4)
Total gross liabilities	(918.1)	(857.0)
Net deferred income liability	$(135.7)	$(12.5)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

At December 31, 2005, the Company has operating loss carryforwards of approximately $306.7 for federal income tax purposes, which are available to offset future taxable income. If not used, these carryforwards will expire between 2015 and 2019.

Net unrealized capital gains and losses are presented in Shareholder’s equity, net of deferred taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the contractowners’ surplus account. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the contractowners’ surplus account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the contractowner’ surplus account accumulated balance of $14.4.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $15.9, $11.4, and $9.3, for the years ended 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plans

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $4.2, $3.5, and $2.8, for the years ended December 31, 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•

Underwriting and distribution agreement with Directed Services, Inc. (“DSI”), an affiliated broker-dealer, for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2005, 2004, and 2003, commission expenses were incurred in the amounts of $371.5, $371.4, and $269.3, respectively.

•

Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $71.8, $69.8, and $62.4, respectively.

•

Service agreement with DSI, in which the Company provides managerial and supervisory services to DSI and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2005, 2004, and 2003, revenue for these services was $43.0, $36.4, and $27.8, respectively.

•

Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $82.5, $65.0, and $67.5, respectively.

•

Services agreements between the Company and its U.S. insurance company affiliates dated September 1, 2000 and January 1, 2001, amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $5.7, $5.1, and $16.2, respectively.

•

ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2005, 2004, and 2003, ING Advisors Network sold new contracts of $1,082.0, $1,121.8, and $765.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. ING USA remains directly obligated to the contractowners of the contracts.

The account balances ceded by ING USA to Security Life under the terms of the coinsurance agreement were $2.5 billion. The assets backing the reserves for the liabilities assumed by Security Life, as well as a ceding commission, were transferred by ING USA to Security Life. Total assets transferred at fair value were $2.7 billion resulting in a Net realized capital gain (loss) of $47.9. As additional consideration for Security Life assuming the liabilities under the agreement, ING USA has assigned to Security Life any and all future premiums received by ING USA that are attributable to the contract liabilities assumed under the coinsurance agreement.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheet. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.

The Company incurred amortization expense of the negative ceding commission of $14.2 for the year ended December 31, 2005, which is included in Other expenses in the Statements of Operations.

ING USA entered into a reinsurance agreement with Security Life of Denver International, Limited (“SLDI”), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all in force and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003, reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003. It also reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0, offset by the receipt of a $24.1 negative ceding commission, the net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after the effective date of the agreement. As of December 31, 2005 and 2004, the value of reserves ceded by the Company under this agreement was $21.0 and $20.2, respectively.

The Company is a party to a Facultative Reinsurance Agreement with Security Life dated August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2005 and 2004, respectively, the value of GIC reserves ceded by the Company under this agreement was $1.2 billion and $1.3 billion.

Financing Agreements

On January 1, 2004, the Company entered into a reciprocal loan agreement with ING AIH to facilitate the handling of unanticipated short term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3% of the Company's statutory admitted assets as of the preceding December 31. This agreement supersedes previous reciprocal loan agreements between each of the Merger Companies and ING AIH, which contained various terms and maximum borrowing lending limits. Under the previous and current reciprocal loan agreements, interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $0.9, $0.2 and $0.3, for the years ended December 31, 2005, 2004 and 2003, respectively. The Company earned interest income of $4.3, $2.5 and $1.0 for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, the Company had $45.0, and $184.2 receivable from ING AIH under this agreement.

Notes with Affiliates

The Company’s promissory note in the amount of $50.0 payable to Lion was repaid on May 17, 2004. The note was issued on April 15, 1997. Interest was charged at an annual rate of 8.75% and the face amount was due on demand. The Company incurred interest expense of $1.7 and $4.4, for the years ended December 31, 2004 and 2003, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life (successor-in-interest to First Columbine Life Insurance Company), which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2005, 2004, and 2003, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 and $0.2, for the years ended December 31, 2005 and 2004, respectively.

Tax Sharing Agreement

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Capital Transactions

The Company did not pay any dividends on its common stock during 2005 or 2004. During 2003, the Company paid $12.4 in dividends on its common stock to its then parent, Equitable Life.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

During 2005, 2004, and 2003, ING USA received capital contributions of $100.0, $230.0, and $88.7, respectively, from Lion to support sales activities and strengthen reserves associated with its annuity products.

Interest Rate Swaps

On December 28, 2005, the Company entered into two interest rate swaps with Security Life to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company pays the quarterly quoted 3-month Libor rate and receives a fixed rate of 4.8% and 4.9% for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap is $100.0 at December 31, 2005. The fair values are $(0.3) and $(0.2) for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2005.

Purchase of Investments

In conjunction with the May 19, 2005 sale of Life Insurance Company of Georgia (“LOG”), an affiliate, the Company purchased assets at fair value from LOG on May 12, 2005. In addition to purchasing $192.6 of investments, ING USA paid $19.7 for a 70% equity interest in PFP, and $7.1 for land located at 5780 Powers Ferry Road, Atlanta, Georgia. The limited partnership investment in PFP is accounted for at fair value as an equity method investment and is included in Other investments on the Balance Sheet.

11.	Financing Agreements

The Company maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. As of December 31, 2005, the Company had no amounts outstanding under the line-of-credit agreement.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Prior to September 30, 2005, the Company maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, the Company had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

12.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 16 unaffiliated reinsurers and 1 affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $822.2 and $906.0 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$5.4	$13.4
Payable for reinsurance premiums	(1.6)	(3.2)
Reinsured amounts due to an
unaffiliated reinsurer	(2.4)	(3.2)
Reserve credits	13.6	17.6
Reinsurance ceded	1,352.6	1,359.9
Deposits	2,697.2	-
Other	3.3	3.6
Total	$4,068.1	$1,388.1

Included in the accompanying financial statements are net policy benefit recoveries of $46.5, $48.4, and $48.4, for the years ended December 31, 2005, 2004, and 2003, respectively.

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums and deposits ceded under
reinsurance	$7.0	$3.5	$7.4
Reinsurance recoveries	30.3	13.0	6.4

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

13.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $8.0, $7.6, and $7.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2010 are estimated to be $7.9, $7.7, $7.6, $7.6, and $6.1, respectively, and $33.9, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $456.1, $77.2 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $175.3, none of which was with related parties. During 2005, $32.8 was funded to related parties under off-balance sheet commitments. In addition, in March 2006, an additional $16.0 was funded to related parties under off-balance sheet commitments.

Financial Guarantees

In the third quarter of 2005, the Company purchased a 3-year credit-linked note arrangement whereby the Company agreed to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then recover any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2005, the maximum potential future exposure to the Company under the guarantee was $12.0.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(6.4)	$451.4	$517.4
Equity securities, available-for-sale	1.1	0.5	5.1
DAC/VOBA adjustment on
available-for-sale securities	7.5	(258.6)	(210.7)
Sales inducements adjustment on
available-for-sale securities	2.5	(6.7)	-
Other investments	(5.8)	(2.6)	(13.8)
Subtotal	(1.1)	184.0	298.0
Deferred income taxes	0.3	(66.4)	(109.9)
Net unrealized capital (losses) gains	(0.8)	117.6	188.1
Minimum pension liability, net of tax	(3.9)	(4.9)	-
Accumulated other comprehensive (loss) income	$(4.7)	$112.7	$188.1

Changes in Accumulated other comprehensive income (loss) related to changes in net unrealized capital gains and losses on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(457.8)	$(66.0)	$(90.4)
Equity securities, available-for-sale	0.6	(4.6)	8.6
DAC/VOBA adjustment on
available-for-sale securities	266.1	(47.9)	151.2
Sales inducements adjustment on
available-for-sale securities	9.2	(6.7)	-
Other investments	(3.2)	11.2	13.4
Subtotal	(185.1)	(114.0)	82.8
Deferred income taxes	66.7	43.5	(27.9)
Net unrealized capital (losses) gains	$(118.4)	$(70.5)	$54.9

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding (losses) gains
arising during the year (1)	$(69.2)	$(26.8)	$125.9
Less: reclassification adjustment for gains
and other items included in
net income (2)	49.2	43.7	71.0
Net unrealized (losses) gains on securities	$(118.4)	$(70.5)	$54.9

(1)	Pretax unrealized holding (losses) gains arising during the year were $(108.2), $(41.2), and $193.7, for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for realized gains and other items included in net income were $76.9, $67.2, and $109.2, for the years ended December 31, 2005, 2004, and 2003, respectively.

15.	Reclassification and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the years ended December 31, 2004 and 2003 to reflect the correct balances, primarily related to realized gains and losses on derivatives, investment contracts, and short-term loans. The Company has labeled the Statements of Cash Flows for the years ended December 31, 2004 and 2003 as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised
Net cash provided by operating activities	$656.9	195.6	$852.5
Net cash used in investing activities	(3,179.8)	(120.6)	(3,300.4)
Net cash provided by financing activities	2,666.8	(75.0)	2,591.8

2003
Net cash provided by operating activities	$1,228.0	(126.3)	$1,101.7
Net cash used in investing activities	(1,607.8)	(149.6)	(1,757.4)
Net cash provided by financing activities	245.8	275.9	521.7

FINANCIAL STATEMENTS
Separate Account EQ of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting Separate Account EQ of ING USA Annuity and Life Insurance Company (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

Fidelity® Variable Insurance Products:
    Fidelity® VIP Contrafund® Portfolio - Service Class 2
    Fidelity® VIP Equity-Income Portfolio - Service Class 2
Greenwich Street Series Fund:
    Appreciation Portfolio
ING Investors Trust:
    ING AIM Mid Cap Growth Portfolio - Service Class
    ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio
    ING American Funds International Portfolio
    ING Capital Guardian Small/Mid Cap Portfolio - Service Class
    ING Capital Guardian U.S. Equities Portfolio - Service Class
    ING Eagle Asset Capital Appreciation Portfolio - Service Class
    ING Evergreen Health Sciences Portfolio - Class S
    ING Evergreen Omega Portfolio - Service Class
    ING FMRSM Diversified Mid Cap Portfolio - Service Class
    ING Global Resources Portfolio - Service Class
    ING Goldman Sachs TollkeeperSM
        Portfolio - Service Class
    ING International Portfolio - Service Class
    ING Janus Contrarian Portfolio - Service Class
    ING JPMorgan Emerging Markets Equity Portfolio - Service Class
    ING JPMorgan Small Cap Equity Portfolio - Service Class
    ING JPMorgan Value Opportunities Portfolio - Service Class
    ING Julius Baer Foreign Portfolio - Service Class
    ING Legg Mason Value Portfolio - Service Class
    ING Lif eStyle Aggressive Growth Portfolio - Service 1 Class
    ING LifeStyle Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Growth Portfolio - Service 1 Class
    ING LifeStyle Moderate Portfolio - Service 1 Class
    ING Limited Maturity Bond Portfolio - Service Class
    ING Liquid Assets Portfolio - Service Class
    ING Lord Abbett Affiliated Portfolio - Service Class
    ING MarketPro Portfolio - Class S
    ING Marsico Growth Portfolio - Service Class
    ING Marsico International Opportunities
        Portfolio - Service Class
    ING Mercury Large Cap Growth Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service Class	ING Investors Trust (continued):
    ING MFS Mid Cap Growth Portfolio - Service Class
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class
    ING Oppenheimer Main Street Portfolio® - Service Class
    ING PIMCO Core Bond Portfolio - Service Class
    ING PIMCO High Yield Portfolio - Service Class
    ING Pioneer Fund Portfolio - Service Class
    ING Pioneer Mid Cap Value Portfolio - Service Class
    ING Salomon Brothers All Cap Portfolio - Service Class
    ING T. Rowe Price Capital Appreciation Portfolio - Service Class
    ING T. Rowe Price Equity Income Portfolio - Service Class
    ING Templeton Global Growth Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class
    ING Van Kampen Equity Growth Po rtfolio - Service Class
    ING Van Kampen Global Franchise Portfolio - Service Class
    ING Van Kampen Growth and Income Portfolio - Service Class
    ING Van Kampen Real Estate Portfolio - Service Class
    ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
    ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
    ING Baron Small Cap Growth Portfolio - Service Class
    ING Davis Venture Value Portfolio - Service Class
    ING Fundamental Research Portfolio - Service Class
    ING JPMorgan Fleming International Portfolio - Service Class
    ING Oppenheimer Global Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth
        Portfolio - Service Class
    ING UBS U .S. Large Cap Equity Portfolio - Service Class
    ING Van Kampen Comstock Portfolio - Service Class
    ING Van Kampen Equity and Income Portfolio - Service Class
ING Variable Insurance Trust:
    ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
    ING VP Index Plus LargeCap Portfolio - Class S
    ING VP Index Plus MidCap Portfolio - Class S
    ING VP Index Plus SmallCap Portfolio - Class S
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S

ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class S
Liberty Variable Insurance Trust:
    Colonial Small Cap Value Fund VS Class B
PIMCO Variable Insurance Trust:
    PIMCO StocksPLUS® Growth and Income Admin Class
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	Smith Barney Allocation Series, Inc.:
    Smith Barney Select Balanced
    Smith Barney Select Growth
    Smith Barney Select High Growth
Travelers Series Fund, Inc.:
    Smith Barney High Income
    Smith Barney International All Cap Growth
    Smith Barney Large Cap Value SB
Smith Barney Money Market SB

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account EQ of ING USA Annuity and Life Insurance Company at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity- Income Portfolio - Service Class 2	Appreciation Portfolio	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio

Assets
Investments in mutual funds at fair value	$1,296	$50	$38,332	$45,735	$2,166

Total assets	1,296	50	38,332	45,735	2,166

Liabilities

Due to related parties	—	—	20	28	1

Total liabilities	—	—	20	28	1

Net assets	$1,296	$50	$38,312	$45,707	$2,165

Total number of mutual fund shares	42,240	1,999	1,582,026	2,403,300	36,825

Cost of mutual fund shares	$1,225	$49	$33,103	$34,979	$2,024

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$446	$2,066	$19,014	$8,211	$1,923

Total assets	446	2,066	19,014	8,211	1,923

Liabilities
Due to related parties	—	1	13	4	1

Total liabilities	—	1	13	4	1

Net assets	$446	$2,065	$19,001	$8,207	$1,922

Total number of mutual fund shares	11,525	107,384	1,632,102	673,004	106,533

Cost of mutual fund shares	$432	$1,873	$16,893	$6,914	$1,695

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$127	$27	$5,578	$3,766	$220

Total assets	127	27	5,578	3,766	220

Liabilities
Due to related parties	—	—	4	2	—

Total liabilities	—	—	4	2	—

Net assets	$127	$27	$5,574	$3,764	$220

Total number of mutual fund shares	11,922	2,501	421,605	185,080	30,532

Cost of mutual fund shares	$128	$27	$5,519	$3,209	$227

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING International Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$17,128	$201	$4,124	$94	$28

Total assets	17,128	201	4,124	94	28

Liabilities
Due to related parties	10	—	2	—	—

Total liabilities	10	—	2	—	—

Net assets	$17,118	$201	$4,122	$94	$28

Total number of mutual fund shares	1,637,498	15,798	281,148	7,526	2,566

Cost of mutual fund shares	$15,392	$191	$2,905	$94	$26

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class

Assets
Investments in mutual funds at fair value	$893	$481	$533	$1,026	$1,216

Total assets	893	481	533	1,026	1,216

Liabilities
Due to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$893	$481	$533	$1,025	$1,216

Total number of mutual fund shares	68,371	45,325	43,624	85,956	105,003

Cost of mutual fund shares	$873	$453	$513	$973	$1,168

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class	ING MarketPro Portfolio - Class S

Assets
Investments in mutual funds at fair value	$949	$14,753	$13,924	$1,905	$—

Total assets	949	14,753	13,924	1,905	—

Liabilities
Due to related parties	—	7	8	1	—

Total liabilities	—	7	8	1	—

Net assets	$949	$14,746	$13,916	$1,904	$—

Total number of mutual fund shares	83,459	1,376,218	13,924,400	159,261	1

Cost of mutual fund shares	$915	$15,745	$13,924	$1,552	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Service Class	ING MFS Mid Cap Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$48,095	$56	$934	$35	$72,097

Total assets	48,095	56	934	35	72,097

Liabilities
Due to related parties	34	—	1	—	49

Total liabilities	34	—	1	—	49

Net assets	$48,061	$56	$933	$35	$72,048

Total number of mutual fund shares	3,043,988	4,556	80,819	2,812	6,018,096

Cost of mutual fund shares	$42,156	$51	$873	$32	$95,262

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO Core Bond Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$129,872	$229	$106,796	$8,050	$4,877

Total assets	129,872	229	106,796	8,050	4,877

Liabilities
Due to related parties	66	—	67	4	2

Total liabilities	66	—	67	4	2

Net assets	$129,806	$229	$106,729	$8,046	$4,875

Total number of mutual fund shares	7,124,088	20,435	6,123,642	751,670	477,716

Cost of mutual fund shares	$114,619	$227	$120,703	$8,108	$4,869

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$36	$314	$3,832	$39,121	$8,971

Total assets	36	314	3,832	39,121	8,971

Liabilities
Due to related parties	—	—	2	19	4

Total liabilities	—	—	2	19	4

Net assets	$36	$314	$3,830	$39,102	$8,967

Total number of mutual fund shares	3,296	28,543	288,123	1,556,742	651,046

Cost of mutual fund shares	$35	$307	$3,253	$30,173	$8,151

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Templeton Global Growth Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$4,007	$13	$153	$205	$41,936

Total assets	4,007	13	153	205	41,936

Liabilities
Due to related parties	2	—	—	—	23

Total liabilities	2	—	—	—	23

Net assets	$4,005	$13	$153	$205	$41,913

Total number of mutual fund shares	294,391	1,249	12,906	14,791	1,549,181

Cost of mutual fund shares	$3,303	$12	$151	$199	$36,134

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Real Estate Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$11,625	$3,868	$1	$418	$7

Total assets	11,625	3,868	1	418	7

Liabilities
Due to related parties	6	3	—	—	—

Total liabilities	6	3	—	—	—

Net assets	$11,619	$3,865	$1	$418	$7

Total number of mutual fund shares	375,255	249,356	99	26,021	349

Cost of mutual fund shares	$8,474	$2,979	$1	$410	$7

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$8	$473	$142	$16	$46

Total assets	8	473	142	16	46

Liabilities
Due to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$8	$473	$142	$16	$46

Total number of mutual fund shares	917	35,426	10,210	372	5,006

Cost of mutual fund shares	$8	$452	$136	$16	$44

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Global Equity Dividend Portfolio	ING VP Index Plus LargeCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S

Assets
Investments in mutual funds at fair value	$211	$87	$566	$45	$277

Total assets	211	87	566	45	277

Liabilities
Due to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$211	$87	$566	$45	$277

Total number of mutual fund shares	17,391	2,408	73,922	2,972	14,975

Cost of mutual fund shares	$206	$85	$527	$44	$267

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class S	ING VP Financial Services Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S	Colonial Small Cap Value Fund VS Class B

Assets
Investments in mutual funds at fair value	$301	$17	$95	$437	$892

Total assets	301	17	95	437	892

Liabilities
Due to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$301	$17	$95	$437	$891

Total number of mutual fund shares	18,197	1,432	5,424	33,869	50,095

Cost of mutual fund shares	$296	$16	$90	$450	$889

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	PIMCO StocksPLUS® Growth and Income Admin Class	Smith Barney Select Balanced	Smith Barney Select Growth	Smith Barney Select High Growth	Smith Barney High Income

Assets
Investments in mutual funds at fair value	$3,722	$33,460	$27,200	$17,052	$10,250

Total assets	3,722	33,460	27,200	17,052	10,250

Liabilities
Due to related parties	2	13	15	12	5

Total liabilities	2	13	15	12	5

Net assets	$3,720	$33,447	$27,185	$17,040	$10,245

Total number of mutual fund shares	364,886	2,811,792	2,534,921	1,303,633	1,437,575

Cost of mutual fund shares	$2,741	$32,381	$26,477	$16,418	$10,384

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB	Smith Barney Money Market SB

Assets
Investments in mutual funds at fair value	$12,043	$36,958	$4,191

Total assets	12,043	36,958	4,191

Liabilities
Due to related parties	6	19	2

Total liabilities	6	19	2

Net assets	$12,037	$36,939	$4,189

Total number of mutual fund shares	842,178	1,954,401	4,190,824

Cost of mutual fund shares	$14,210	$36,651	$4,191

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity- Income Portfolio - Service Class 2	Appreciation Portfolio	ING AIM Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$325	$60	$—

Total investment income	—	—	325	60	—
Expenses:
Mortality and expense risk and other charges	5	—	634	72	729
Annual administrative charges	—	—	(4)	(4)	(5)
Contingent deferred sales charges	—	—	7	2	8

Total expenses	5	—	637	70	732

Net investment income (loss)	(5)	—	(312)	(10)	(732)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	5	—	1,363	1,451	1,798
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	5	—	1,363	1,451	1,798
Net unrealized appreciation (depreciation) of investments	71	1	(23)	(967)	557

Net realized and unrealized gain (loss) on investments	76	1	1,340	484	2,355

Net increase (decrease) in net assets resulting from operations	$71	$1	$1,028	$474	$1,623

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$1	$39	$44

Total investment income	—	—	1	39	44
Expenses:
Mortality and expense risk and other charges	10	2	9	339	149
Annual administrative charges	1	—	1	(4)	(1)
Contingent deferred sales charges	—	—	—	8	4

Total expenses	11	2	10	343	152

Net investment income (loss)	(11)	(2)	(9)	(304)	(108)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	22	1	15	1,083	1,150
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	22	1	15	1,083	1,150
Net unrealized appreciation (depreciation) of investments	142	14	193	(1,602)	(681)

Net realized and unrealized gain (loss) on investments	164	15	208	(519)	469

Net increase (decrease) in net assets resulting from operations	$153	$13	$199	$(823)	$361

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Global Resources Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$30	$—	$—	$—	$19

Total investment income	30	—	—	—	19
Expenses:
Mortality and expense risk and other charges	37	1	—	9	39
Annual administrative charges	—	—	—	3	1
Contingent deferred sales charges	—	—	—	—	—

Total expenses	37	1	—	12	40

Net investment income (loss)	(7)	(1)	—	(12)	(21)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	293	2	—	2	168
Capital gains distributions	—	3	—	13	117

Total realized gain (loss) on investments and capital gains distributions	293	5	—	15	285
Net unrealized appreciation (depreciation) of investments	(328)	—	1	59	430

Net realized and unrealized gain (loss) on investments	(35)	5	1	74	715

Net increase (decrease) in net assets resulting from operations	$(42)	$4	$1	$62	$694

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING International Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$464	$—	$2	$—

Total investment income	—	464	—	2	—
Expenses:
Mortality and expense risk and other charges	—	290	1	52	1
Annual administrative charges	—	(2)	—	—	—
Contingent deferred sales charges	—	3	—	1	—

Total expenses	—	291	1	53	1

Net investment income (loss)	—	173	(1)	(51)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	—	(1,759)	1	652	—
Capital gains distributions	—	950	—	—	6

Total realized gain (loss) on investments and capital gains distributions	—	(809)	1	652	6
Net unrealized appreciation (depreciation) of investments	(7)	1,987	10	364	—

Net realized and unrealized gain (loss) on investments	(7)	1,178	11	1,016	6

Net increase (decrease) in net assets resulting from operations	$(7)	$1,351	$10	$965	$5

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$3

Total investment income	—	—	—	—	3
Expenses:
Mortality and expense risk and other charges	—	4	3	2	9
Annual administrative charges	—	—	—	—	1
Contingent deferred sales charges	—	—	—	—	—

Total expenses	—	4	3	2	10

Net investment income (loss)	—	(4)	(3)	(2)	(7)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	—	3	—	2	47
Capital gains distributions	—	59	1	—	2

Total realized gain (loss) on investments and capital gains distributions	—	62	1	2	49
Net unrealized appreciation (depreciation) of investments	1	20	28	20	53

Net realized and unrealized gain (loss) on investments	1	82	29	22	102

Net increase (decrease) in net assets resulting from operations	$1	$78	$26	$20	$95

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class

Net investment income (loss)
Income: Dividends	$4	$3	$838	$422	$28

Total investment income	4	3	838	422	28
Expenses:
Mortality and expense risk and other charges	8	6	266	317	36
Annual administrative charges	—	—	(2)	(1)	(1)
Contingent deferred sales charges	—	2	2	1,086	1

Total expenses	8	8	266	1,402	36

Net investment income (loss)	(4)	(5)	572	(980)	(8)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	4	4	(194)	—	178
Capital gains distributions	3	1	49	—	—

Total realized gain (loss) on investments and capital gains distributions	7	5	(145)	—	178
Net unrealized appreciation (depreciation) of investments	48	34	(415)	—	(103)

Net realized and unrealized gain (loss) on investments	55	39	(560)	—	75

Net increase (decrease) in net assets resulting from operations	$51	$34	$12	$(980)	$67

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING MarketPro Portfolio - Class S	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality and expense risk and other charges	—	803	—	4	—
Annual administrative charges	—	(5)	—	1	—
Contingent deferred sales charges	—	17	—	—	—

Total expenses	—	815	—	5	—

Net investment income (loss)	—	(815)	—	(5)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	—	(3,941)	3	4	—
Capital gains distributions	—	—	1	—	—

Total realized gain (loss) on investments and capital gains distributions	—	(3,941)	4	4	—
Net unrealized appreciation (depreciation) of investments	—	8,130	5	61	2

Net realized and unrealized gain (loss) on investments	—	4,189	9	65	2

Net increase (decrease) in net assets resulting from operations	$—	$3,374	$9	$60	$2

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING MFS Mid Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO Core Bond Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$3,158	$2	$1,085	$291

Total investment income	—	3,158	2	1,085	291
Expenses:
Mortality and expense risk and other charges	1,213	2,158	2	1,786	127
Annual administrative charges	(11)	(11)	—	(13)	(1)
Contingent deferred sales charges	22	44	—	26	1

Total expenses	1,224	2,191	2	1,799	127

Net investment income (loss)	(1,224)	967	—	(714)	164

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	(11,866)	3,353	4	(4,013)	104
Capital gains distributions	—	4,998	5	—	79

Total realized gain (loss) on investments and capital gains distributions	(11,866)	8,351	9	(4,013)	183
Net unrealized appreciation (depreciation) of investments	13,403	(7,600)	1	8,923	(268)

Net realized and unrealized gain (loss) on investments	1,537	751	10	4,910	(85)

Net increase (decrease) in net assets resulting from operations	$313	$1,718	$10	$4,196	$79

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$350	$—	$—	$23	$543

Total investment income	350	—	—	23	543
Expenses:
Mortality and expense risk and other charges	77	—	2	69	617
Annual administrative charges	—	—	—	(1)	(1)
Contingent deferred sales charges	1	—	—	2	11

Total expenses	78	—	2	70	627

Net investment income (loss)	272	—	(2)	(47)	(84)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	108	—	3	632	2,503
Capital gains distributions	12	—	—	—	1,449

Total realized gain (loss) on investments and capital gains distributions	120	—	3	632	3,952
Net unrealized appreciation (depreciation) of investments	(260)	1	7	(492)	(1,453)

Net realized and unrealized gain (loss) on investments	(140)	1	10	140	2,499

Net increase (decrease) in net assets resulting from operations	$132	$1	$8	$93	$2,415

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$113	$33	$—	$—	$—

Total investment income	113	33	—	—	—
Expenses:
Mortality and expense risk and other charges	143	65	—	—	1
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	3	1	—	—	—

Total expenses	146	66	—	—	1

Net investment income (loss)	(33)	(33)	—	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	825	446	—	2	—
Capital gains distributions	231	—	—	—	1

Total realized gain (loss) on investments and capital gains distributions	1,056	446	—	2	1
Net unrealized appreciation (depreciation) of investments	(810)	(101)	1	2	7

Net realized and unrealized gain (loss) on investments	246	345	1	4	8

Net increase (decrease) in net assets resulting from operations	$213	$312	$1	$4	$7

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$449	$129	$24	$—	$—

Total investment income	449	129	24	—	—
Expenses:
Mortality and expense risk and other charges	660	178	61	—	2
Annual administrative charges	(2)	—	—	—	—
Contingent deferred sales charges	11	2	1	—	—

Total expenses	669	180	62	—	2

Net investment income (loss)	(220)	(51)	(38)	—	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	1,012	2,061	16	—	3
Capital gains distributions	—	360	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,012	2,421	16	—	3
Net unrealized appreciation (depreciation) of investments	2,690	(743)	167	—	8

Net realized and unrealized gain (loss) on investments	3,702	1,678	183	—	11

Net increase (decrease) in net assets resulting from operations	$3,482	$1,627	$145	$—	$9

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1	$—

Total investment income	—	—	—	1	—
Expenses:
Mortality and expense risk and other charges	—	—	2	1	—
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—

Total expenses	—	—	2	1	—

Net investment income (loss)	—	—	(2)	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	—	—	1	—	1
Capital gains distributions	—	—	—	2	—

Total realized gain (loss) on investments and capital gains distributions	—	—	1	2	1
Net unrealized appreciation (depreciation) of investments	—	1	20	6	—

Net realized and unrealized gain (loss) on investments	—	1	21	8	1

Net increase (decrease) in net assets resulting from operations	$—	$1	$19	$8	$1

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Global Equity Dividend Portfolio	ING VP Index Plus LargeCap Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$19	$—

Total investment income	—	—	—	19	—
Expenses:
Mortality and expense risk and other charges	1	1	—	10	—
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	1	—

Total expenses	1	1	—	11	—

Net investment income (loss)	(1)	(1)	—	8	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	2	—	—	66	—
Capital gains distributions	—	1	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2	1	—	66	—
Net unrealized appreciation (depreciation) of investments	2	5	1	(64)	2

Net realized and unrealized gain (loss) on investments	4	6	1	2	2

Net increase (decrease) in net assets resulting from operations	$3	$5	$1	$10	$2

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus MidCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S	ING VP Financial Services Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$1	$—	$—	$—	$16

Total investment income	1	—	—	—	16
Expenses:
Mortality and expense risk and other charges	2	1	—	1	2
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—

Total expenses	2	1	—	1	2

Net investment income (loss)	(1)	(1)	—	(1)	14

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	(3)	—	—	1	—
Capital gains distributions	12	4	—	—	1

Total realized gain (loss) on investments and capital gains distributions	9	4	—	1	1
Net unrealized appreciation (depreciation) of investments	10	4	1	5	(13)

Net realized and unrealized gain (loss) on investments	19	8	1	6	(12)

Net increase (decrease) in net assets resulting from operations	$18	$7	$1	$5	$2

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	Colonial Small Cap Value Fund VS Class B	PIMCO StocksPLUS® Growth and Income Admin Class	Jennison Portfolio - Class II	Smith Barney Select Balanced	Smith Barney Select Growth

Net investment income (loss)
Income:
Dividends	$—	$93	$—	$767	$408

Total investment income	—	93	—	767	408
Expenses:
Mortality and expense risk and other charges	3	66	11	544	443
Annual administrative charges	1	(1)	(1)	(2)	(3)
Contingent deferred sales charges	—	1	—	5	6

Total expenses	4	66	10	547	446

Net investment income (loss)	(4)	27	(10)	220	(38)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	4	408	204	112	(1,133)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	4	408	204	112	(1,133)
Net unrealized appreciation (depreciation) of investments	3	(368)	(150)	(73)	1,960

Net realized and unrealized gain (loss) on investments	7	40	54	39	827

Net increase (decrease) in net assets resulting from operations	$3	$67	$44	$259	$789

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Operations
Year ended December 31, 2005
(Dollars in thousands)

	Smith Barney Select High Growth	Smith Barney High Income	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB	Smith Barney Money Market SB

Net investment income (loss)
Income:
Dividends	$76	$816	$159	$584	$129

Total investment income	76	816	159	584	129
Expenses:
Mortality and expense risk and other charges	287	167	189	614	117
Annual administrative charges	(2)	(1)	(1)	(4)	—
Contingent deferred sales charges	7	2	2	7	481

Total expenses	292	168	190	617	598

Net investment income (loss)	(216)	648	(31)	(33)	(469)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments on investments	93	(1,281)	3	(1,864)	1
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	93	(1,281)	3	(1,864)	1
Net unrealized appreciation (depreciation) of investments	828	732	1,166	3,616	(1)

Net realized and unrealized gain (loss) on investments	921	(549)	1,169	1,752	—

Net increase (decrease) in net assets resulting from operations	$705	$99	$1,138	$1,719	$(469)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity- Income Portfolio - Service Class 2	Appreciation Portfolio	ING AIM Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$51,845	$5,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(224)	(86)
Net realized gain (loss) on investments and capital gains distributions	—	—	662	(56)
Net unrealized appreciation (depreciation) of investments	—	—	2,808	421

Net increase (decrease) in net assets resulting from operations	—	—	3,246	279
Changes from principal transactions:	—	—	190	257
Premiums
Surrenders and withdrawals	—	—	(1,484)	(209)
Death benefits	—	—	(618)	(25)
Transfers between Divisions (including fixed account), net	—	—	(6,666)	(595)

Increase (decrease) in net assets derived from principal transactions	—	—	(8,578)	(572)

Total increase (decrease)	—	—	(5,332)	(293)

Net assets at December 31, 2004	—	—	46,513	5,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	(312)	(10)
Net realized gain (loss) on investments and capital gains distributions	5	—	1,363	1,451
Net unrealized appreciation (depreciation) of investments	71	1	(23)	(967)

Net increase (decrease) in net assets resulting from operations	71	1	1,028	474
Changes from principal transactions:
Premiums	8	—	117	191
Surrenders and withdrawals	(10)	—	(1,370)	(166)
Death benefits	—	—	(340)	(32)
Transfers between Divisions (including fixed account), net	1,227	49	(7,636)	(6,031)

Increase (decrease) in net assets derived from principal transactions	1,225	49	(9,229)	(6,038)

Total increase (decrease)	1,296	50	(8,201)	(5,564)

Net assets at December 31, 2005	$1,296	$50	$38,312	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio	ING American Funds Growth-Income Portfolio	ING American Funds International Portfolio

Net assets at January 1, 2004	$58,593	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(859)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	279	—	—	—
Net unrealized appreciation (depreciation) of investments	9,595	—	—	—

Net increase (decrease) in net assets resulting from operations	9,015	—	—	—
Changes from principal transactions:
Premiums	1,299	—	—	—
Surrenders and withdrawals	(2,134)	—	—	—
Death benefits	(994)	—	—	—
Transfers between Divisions (including fixed account), net	(8,660)	—	—	—

Increase (decrease) in net assets derived from principal transactions	(10,489)	—	—	—

Total increase (decrease)	(1,474)	—	—	—

Net assets at December 31, 2004	57,119	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(732)	(11)	(2)	(9)
Net realized gain (loss) on investments and capital gains distributions	1,798	22	1	15
Net unrealized appreciation (depreciation) of investments	557	142	14	193

Net increase (decrease) in net assets resulting from operations	1,623	153	13	199
Changes from principal transactions:
Premiums	1,085	21	10	67
Surrenders and withdrawals	(1,695)	(27)	(2)	(25)
Death benefits	(370)	—	—	(7)
Transfers between Divisions (including fixed account), net	(12,055)	2,018	425	1,831

Increase (decrease) in net assets derived from principal transactions	(13,035)	2,012	433	1,866

Total increase (decrease)	(11,412)	2,165	446	2,065

Net assets at December 31, 2005	$45,707	$2,165	$446	$2,065

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Class S

Net assets at January 1, 2004	$28,197	$9,397	$2,668	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(353)	(138)	(16)	—
Net realized gain (loss) on investments and capital gains distributions	489	138	61	—
Net unrealized appreciation (depreciation) of investments	1,213	772	304	—

Net increase (decrease) in net assets resulting from operations	1,349	772	349	—
Changes from principal transactions:
Premiums	1,027	350	86	—
Surrenders and withdrawals	(888)	(467)	(138)	—
Death benefits	(184)	(53)	(23)	—
Transfers between Divisions (including fixed account), net	(2,837)	1,641	42	—

Increase (decrease) in net assets derived from principal transactions	(2,882)	1,471	(33)	—

Total increase (decrease)	(1,533)	2,243	316	—

Net assets at December 31, 2004	26,664	11,640	2,984	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(304)	(108)	(7)	(1)
Net realized gain (loss) on investments and capital gains distributions	1,083	1,150	293	5
Net unrealized appreciation (depreciation) of investments	(1,602)	(681)	(328)	—

Net increase (decrease) in net assets resulting from operations	(823)	361	(42)	4
Changes from principal transactions:
Premiums	877	234	66	1
Surrenders and withdrawals	(1,085)	(714)	(79)	—
Death benefits	(99)	(41)	(16)	—
Transfers between Divisions (including fixed account), net	(6,533)	(3,273)	(991)	122

Increase (decrease) in net assets derived from principal transactions	(6,840)	(3,794)	(1,020)	123

Total increase (decrease)	(7,663)	(3,433)	(1,062)	127

Net assets at December 31, 2005	$19,001	$8,207	$1,922	$127

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Evergreen Omega Portfolio- Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$1,483	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(9)	—
Net realized gain (loss) on investments and capital gains distributions	—	—	303	—
Net unrealized appreciation (depreciation) of investments	—	—	(259)	—

Net increase (decrease) in net assets resulting from operations	—	—	35	—
Changes from principal transactions:
Premiums	—	—	81	—
Surrenders and withdrawals	—	—	(84)	—
Death benefits	—	—	(4)	—
Transfers between Divisions (including fixed account), net	—	—	117	—

Increase (decrease) in net assets derived from principal transactions	—	—	110	—

Total increase (decrease)	—	—	145	—

Net assets at December 31, 2004	—	—	1,628	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(12)	(21)	—
Net realized gain (loss) on investments and capital gains distributions	—	15	285	—
Net unrealized appreciation (depreciation) of investments	1	59	430	(7)

Net increase (decrease) in net assets resulting from operations	1	62	694	(7)
Changes from principal transactions:
Premiums	—	41	79	—
Surrenders and withdrawals	—	(22)	(114)	—
Death benefits	—	(7)	(3)	—
Transfers between Divisions (including fixed account), net	26	5,500	1,480	227

Increase (decrease) in net assets derived from principal transactions	26	5,512	1,442	227

Total increase (decrease)	27	5,574	2,136	220

Net assets at December 31, 2005	$27	$5,574	$3,764	$220

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING International Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class

Net assets at January 1, 2004	$21,137	$—	$2,813	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(119)	—	(32)	—
Net realized gain (loss) on investments and capital gains distributions	(2,049)	—	163	—
Net unrealized appreciation (depreciation) of investments	5,075	—	261	—

Net increase (decrease) in net assets resulting from operations	2,907	—	392	—
Changes from principal transactions:
Premiums	579	—	115	—
Surrenders and withdrawals	(802)	—	(94)	—
Death benefits	(117)	—	(9)	—
Transfers between Divisions (including fixed account), net	(1,413)	—	(73)	—

Increase (decrease) in net assets derived from principal transactions	(1,753)	—	(61)	—

Total increase (decrease)	1,154	—	331	—

Net assets at December 31, 2004	22,291	—	3,144	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	173	(1)	(51)	(1)
Net realized gain (loss) on investments and capital gains distributions	(809)	1	652	6
Net unrealized appreciation (depreciation) of investments	1,987	10	364	—

Net increase (decrease) in net assets resulting from operations	1,351	10	965	5
Changes from principal transactions:
Premiums	427	—	74	1
Surrenders and withdrawals	(907)	—	(172)	—
Death benefits	(99)	—	(17)	—
Transfers between Divisions	8
(including fixed account), net	(5,945)	191	128	8

Increase (decrease) in net assets derived from principal transactions	(6,524)	191	13	89

Total increase (decrease)	(5,173)	201	978	94

Net assets at December 31, 2005	$17,118	$201	$4,122	$94

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio- Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	(3)	(2)
Net realized gain (loss) on investments and capital gains distributions	—	62	1	2
Net unrealized appreciation (depreciation) of investments	1	20	28	20

Net increase (decrease) in net assets resulting from operations	1	78	26	20
Changes from principal transactions:
Premiums	—	11	4	4
Surrenders and withdrawals	—	(10)	(1)	(1)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	27	814	452	510

Increase (decrease) in net assets derived from principal transactions	27	815	455	513

Total increase (decrease)	28	893	481	533

Net assets at December 31, 2005	$28	$893	$481	$533

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$28,787

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	740
Net realized gain (loss) on investments and capital gains distributions	—	—	—	494
Net unrealized appreciation (depreciation) of investments	—	—	—	(1,260)

Net increase (decrease) in net assets resulting from operations	—	—	—	(26)
Changes from principal transactions:
Premiums	—	—	—	456
Surrenders and withdrawals	—	—	—	(1,121)
Death benefits	—	—	—	(810)
Transfers between Divisions (including fixed account), net	—	—	—	(6,333)

Increase (decrease) in net assets derived from principal transactions	—	—	—	(7,808)

Total increase (decrease)	—	—	—	(7,834)

Net assets at December 31, 2004	—	—	—	20,953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(4)	(5)	572
Net realized gain (loss) on investments and capital gains distributions	49	7	5	(145)
Net unrealized appreciation (depreciation) of investments	53	48	34	(415)

Net increase (decrease) in net assets resulting from operations	95	51	34	12
Changes from principal transactions:
Premiums	68	6	5	199
Surrenders and withdrawals	(7)	(2)	(191)	(1,031)
Death benefits	—	—	—	(341)
Transfers between Divisions (including fixed account), net	869	1,161	1,101	(5,046)

Increase (decrease) in net assets derived from principal transactions	930	1,165	915	(6,219)

Total increase (decrease)	1,025	1,216	949	(6,207)

Net assets at December 31, 2005	$1,025	$1,216	$949	$14,746

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class	ING MarketPro Portfolio - Class S	ING Marsico Growth Portfolio - Service Clas

Net assets at January 1, 2004	$23,144	$3,403	$—	$60,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(193)	(31)	—	(873)
Net realized gain (loss) on investments and capital gains distributions	(7)	(58)	—	(6,824)
Net unrealized appreciation (depreciation) of investments	—	341	—	13,263

Net increase (decrease) in net assets resulting from operations	(200)	252	—	5,566
Changes from principal transactions:
Premiums	877	117	—	2,284
Surrenders and withdrawals	(75,091)	(221)	—	(2,550)
Death benefits	(160)	(57)	—	(403)
Transfers between Divisions (including fixed account), net	67,007	(169)	—	(7,854)

Increase (decrease) in net assets derived from principal transactions	(7,367)	(330)	—	(8,523)

Total increase (decrease)	(7,567)	(78)	—	(2,957)

Net assets at December 31, 2004	15,577	3,325	—	57,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(980)	(8)	—	(815)
Net realized gain (loss) on investments and capital gains distributions	—	178	—	(3,941)
Net unrealized appreciation (depreciation) of investments	—	(103)	—	8,130

Net increase (decrease) in net assets resulting from operations	(980)	67	—	3,374
Changes from principal transactions:
Premiums	627	54	—	1,964
Surrenders and withdrawals	(100,972)	(305)	—	(2,205)
Death benefits	(141)	(3)	—	(318)
Transfers between Divisions (including fixed account), net	99,805	(1,234)	—	(12,085)

Increase (decrease) in net assets derived from principal transactions	(681)	(1,488)	—	(12,644)

Total increase (decrease)	(1,661)	(1,421)	—	(9,270)

Net assets at December 31, 2005	$13,916	$1,904	$—	$48,061

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Service Class	ING MFS Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$100,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(1,459)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	(43,510)
Net unrealized appreciation (depreciation) of investments	—	—	—	56,521

Net increase (decrease) in net assets resulting from operations	—	—	—	11,552
Changes from principal transactions:
Premiums	—	—	—	2,390
Surrenders and withdrawals	—	—	—	(3,381)
Death benefits	—	—	—	(894)
Transfers between Divisions (including fixed account), net	—	—	—	(16,673)

Increase (decrease) in net assets derived from principal transactions	—	—	—	(18,558)

Total increase (decrease)	—	—	—	(7,006)

Net assets at December 31, 2004	—	—	—	93,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	—	(1,224)
Net realized gain (loss) on investments and capital gains distributions	4	4	—	(11,866)
Net unrealized appreciation (depreciation) of investments	5	61	2	13,403

Net increase (decrease) in net assets resulting from operations	9	60	2	313
Changes from principal transactions:
Premiums	4	8	—	1,820
Surrenders and withdrawals	(4)	(16)	(5)	(3,343)
Death benefits	—	—	—	(373)
Transfers between Divisions (including fixed account), net	47	881	38	(19,562)

Increase (decrease) in net assets derived from principal transactions	47	873	33	(21,458)

Total increase (decrease)	56	933	35	(21,145)

Net assets at December 31, 2005	$56	$933	$35	$72,048

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO Core Bond Portfolio - Service Class

Net assets at January 1, 2004	$170,749	$—	$145,894	$10,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	432	—	(1,025)	90
Net realized gain (loss) on investments and capital gains distributions	3,557	—	(10,123)	257
Net unrealized appreciation (depreciation) of investments	10,285	—	25,280	(50)

Net increase (decrease) in net assets resulting from operations	14,274	—	14,132	297
Changes from principal transactions:
Premiums	3,068	—	2,449	310
Surrenders and withdrawals	(7,271)	—	(4,971)	(417)
Death benefits	(2,968)	—	(2,154)	(162)
Transfers between Divisions (including fixed account), net	(19,085)	—	(23,205)	(1,351)

Increase (decrease) in net assets derived from principal transactions	(26,256)	—	(27,881)	(1,620)

Total increase (decrease)	(11,982)	—	(13,749)	(1,323)

Net assets at December 31, 2004	158,767	—	132,145	8,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	967	—	(714)	164
Net realized gain (loss) on investments and capital gains distributions	8,351	9	(4,013)	183
Net unrealized appreciation (depreciation) of investments	(7,600)	1	8,923	(268)

Net increase (decrease) in net assets resulting from operations	1,718	10	4,196	79
Changes from principal transactions:
Premiums	2,220	5	1,820	201
Surrenders and withdrawals	(7,532)	(2)	(4,486)	(485)
Death benefits	(1,470)	—	(949)	(110)
Transfers between Divisions (including fixed account), net	(23,897)	216	(25,997)	(440)

Increase (decrease) in net assets derived from principal transactions	(30,679)	219	(29,612)	(834)

Total increase (decrease)	(28,961)	229	(25,416)	(755)

Net assets at December 31, 2005	$129,806	$229	$106,729	$8,046

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$6,386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	167	—	—	(82)
Net realized gain (loss) on investments and capital gains distributions	(11)	—	—	152
Net unrealized appreciation (depreciation) of investments	269	—	—	268

Net increase (decrease) in net assets resulting from operations	425	—	—	338
Changes from principal transactions:
Premiums	92	—	—	256
Surrenders and withdrawals	(205)	—	—	(349)
Death benefits	(94)	—	—	(96)
Transfers between Divisions (including fixed account), net	5,854	—	—	(935)

Increase (decrease) in net assets derived from principal transactions	5,647	—	—	(1,124)

Total increase (decrease)	6,072	—	—	(786)

Net assets at December 31, 2004	6,072	—	—	5,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	272	—	(2)	(47)
Net realized gain (loss) on investments and capital gains distributions	120	—	3	632
Net unrealized appreciation (depreciation) of investments	(260)	1	7	(492)

Net increase (decrease) in net assets resulting from operations	132	1	8	93
Changes from principal transactions:
Premiums	140	2	23	166
Surrenders and withdrawals	(424)	—	(3)	(284)
Death benefits	(14)	—	—	(14)
Transfers between Divisions (including fixed account), net	(1,031)	33	286	(1,731)

Increase (decrease) in net assets derived from principal transactions	(1,329)	35	306	(1,863)

Total increase (decrease)	(1,197)	36	314	(1,770)

Net assets at December 31, 2005	$4,875	$36	$314	$3,830

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class

Net assets at January 1, 2004	$39,011	$7,367	$3,581	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(175)	(46)	(45)	—
Net realized gain (loss) on investments and capital gains distributions	1,661	554	71	—
Net unrealized appreciation (depreciation) of investments	4,182	576	362	—

Net increase (decrease) in net assets resulting from operations	5,668	1,084	388	—
Changes from principal transactions:
Premiums	1,000	390	252	—
Surrenders and withdrawals	(1,949)	(395)	(160)	—
Death benefits	(625)	(130)	—	—
Transfers between Divisions (including fixed account), net	66	1,562	580	—

Increase (decrease) in net assets derived from principal transactions	(1,508)	1,427	672	—

Total increase (decrease)	4,160	2,511	1,060	—

Net assets at December 31, 2004	43,171	9,878	4,641	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(84)	(33)	(33)	—
Net realized gain (loss) on investments and capital gains distributions	3,952	1,056	446	—
Net unrealized appreciation (depreciation) of investments	(1,453)	(810)	(101)	1

Net increase (decrease) in net assets resulting from operations	2,415	213	312	1
Changes from principal transactions:
Premiums	940	320	199	—
Surrenders and withdrawals	(2,124)	(401)	(245)	—
Death benefits	(273)	(54)	(11)	—
Transfers between Divisions (including fixed account), net	(5,027)	(989)	(891)	12

Increase (decrease) in net assets derived from principal transactions	(6,484)	(1,124)	(948)	12

Total increase (decrease)	(4,069)	(911)	(636)	13

Net assets at December 31, 2005	$39,102	$8,967	$4,005	$13

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity Growth Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$45,570	$8,222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(263)	12
Net realized gain (loss) on investments and capital gains distributions	—	—	170	594
Net unrealized appreciation (depreciation) of investments	—	—	5,226	2,352

Net increase (decrease) in net assets resulting from operations	—	—	5,133	2,958
Changes from principal transactions:
Premiums	—	—	1,429	313
Surrenders and withdrawals	—	—	(2,354)	(425)
Death benefits	—	—	(528)	(36)
Transfers between Divisions (including fixed account), net	—	—	(3,606)	1,444

Increase (decrease) in net assets derived from principal transactions	—	—	(5,059)	1,296

Total increase (decrease)	—	—	74	4,254

Net assets at December 31, 2004	—	—	45,644	12,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(220)	(51)
Net realized gain (loss) on investments and capital gains distributions	2	1	1,012	2,421
Net unrealized appreciation (depreciation) of investments	2	7	2,690	(743)

Net increase (decrease) in net assets resulting from operations	4	7	3,482	1,627
Changes from principal transactions:
Premiums	—	4	1,236	287
Surrenders and withdrawals	(1)	(2)	(1,900)	(456)
Death benefits	—	—	(326)	(91)
Transfers between Divisions (including fixed account), net	150	196	(6,223)	(2,224)

Increase (decrease) in net assets derived from principal transactions	149	198	(7,213)	(2,484)

Total increase (decrease)	153	205	(3,731)	(857)

Net assets at December 31, 2005	$153	$205	$41,913	$11,619

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class

Net assets at January 1, 2004	$4,182	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(53)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	(62)	—	—	—
Net unrealized appreciation (depreciation) of investments	535	—	—	—

Net increase (decrease) in net assets resulting from operations	420	—	—	—
Changes from principal transactions:
Premiums	310	—	—	—
Surrenders and withdrawals	(143)	—	—	—
Death benefits	(44)	—	—	—
Transfers between Divisions (including fixed account), net	(436)	—	—	—

Increase (decrease) in net assets derived from principal transactions	(313)	—	—	—

Total increase (decrease)	107	—	—	—

Net assets at December 31, 2004	4,289	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	—	(2)	—
Net realized gain (loss) on investments and capital gains distributions	16	—	3	—
Net unrealized appreciation (depreciation) of investments	167	—	8	—

Net increase (decrease) in net assets resulting from operations	145	—	9	—
Changes from principal transactions:
Premiums	273	—	4	—
Surrenders and withdrawals	(115)	—	(1)	—
Death benefits	(40)	—	—	—
Transfers between Divisions (including fixed account), net	(687)	1	406	7

Increase (decrease) in net assets derived from principal transactions	(569)	1	409	7

Total increase (decrease)	(424)	1	418	7

Net assets at December 31, 2005	$3,865	$1	$418	$7

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	1	2	1
Net unrealized appreciation (depreciation) of investments	1	20	6	—

Net increase (decrease) in net assets resulting from operations	1	19	8	1
Changes from principal transactions:
Premiums	—	2	1	—
Surrenders and withdrawals	—	(6)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	7	458	133	15

Increase (decrease) in net assets derived from principal transactions	7	454	134	15

Total increase (decrease)	8	473	142	16

Net assets at December 31, 2005	$8	$473	$142	$16

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Global Equity Dividend Portfolio

Net assets at January 1, 2004	$—	$—	$—	$563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	(22)
Net unrealized appreciation (depreciation) of investments	—	—	—	72

Net increase (decrease) in net assets resulting from operations	—	—	—	45
Changes from principal transactions:
Premiums	—	—	—	55
Surrenders and withdrawals	—	—	—	(27)
Death benefits	—	—	—	(14)
Transfers between Divisions (including fixed account), net	—	—	—	29

Increase (decrease) in net assets derived from principal transactions	—	—	—	43

Total increase (decrease)	—	—	—	88

Net assets at December 31, 2004	—	—	—	651

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	—	8
Net realized gain (loss) on investments and capital gains distributions	2	1	—	66
Net unrealized appreciation (depreciation) of investments	2	5	1	(64)

Net increase (decrease) in net assets resulting from operations	3	5	1	10
Changes from principal transactions:
Premiums	—	—	1	45
Surrenders and withdrawals	(1)	—	—	(75)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	44	206	85	(65)

Increase (decrease) in net assets derived from principal transactions	43	206	86	(95)

Total increase (decrease)	46	211	87	(85)

Net assets at December 31, 2005	$46	$211	$87	$566

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus LargeCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S	ING VP Financial Services Portfolio - Class S

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease)	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(1)	—
Net realized gain (loss) on investments and capital gains distributions	—	9	4	—
Net unrealized appreciation (depreciation) of investments	2	10	4	1

Net increase (decrease) in net assets resulting from operations	2	18	7	1
Changes from principal transactions:
Premiums	1	4	3	—
Surrenders and withdrawals	—	(2)	(6)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	42	257	297	16

Increase (decrease) in net assets derived from principal transactions	43	259	294	16

Total increase (decrease)	45	277	301	17

Net assets at December 31, 2005	$45	$277	$301	$17

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S	Colonial Small Cap Value Fund VS Class B	PIMCO StocksPLUS® Growth and Income Admin Class

Net assets at January 1, 2004	$—	$—	$—	$5,741

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	9
Net realized gain (loss) on investments and capital gains distributions	—	—	—	250
Net unrealized appreciation (depreciation) of investments	—	—	—	187

Net increase (decrease) in net assets resulting from operations	—	—	—	446
Changes from principal transactions:
Premiums	—	—	—	122
Surrenders and withdrawals	—	—	—	(134)
Death benefits	—	—	—	(7)
Transfers between Divisions (including fixed account), net	—	—	—	(1,006)

Increase (decrease) in net assets derived from principal transactions	—	—	—	(1,025)

Total increase (decrease)	—	—	—	(579)

Net assets at December 31, 2004	—	—	—	5,162

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	14	(4)	27
Net realized gain (loss) on investments and capital gains distributions	1	1	4	408
Net unrealized appreciation (depreciation) of investments	5	(13)	3	(368)

Net increase (decrease) in net assets resulting from operations	5	2	3	67
Changes from principal transactions:
Premiums	1	76	8	91
Surrenders and withdrawals	(2)	(9)	(8)	(112)
Death benefits	—	—	—	(12)
Transfers between Divisions (including fixed account), net	91	368	888	(1,476)

Increase (decrease) in net assets derived from principal transactions	90	435	888	(1,509)

Total increase (decrease)	95	437	891	(1,442)

Net assets at December 31, 2005	$95	$437	$891	$3,720

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Jennison Portfolio - Class II	Smith Barney Select Balanced	Smith Barney Select Growth	Smith Barney Select High Growth

Net assets at January 1, 2004	$512	$43,809	$35,168	$22,983

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(551)	(471)	(328)
Net realized gain (loss) on investments and capital gains distributions	44	626	(1,006)	(329)
Net unrealized appreciation (depreciation) of investments	56	2,282	3,663	2,400

Net increase (decrease) in net assets resulting from operations	88	2,357	2,186	1,743
Changes from principal transactions:
Premiums	65	128	111	116
Surrenders and withdrawals	(18)	(1,517)	(969)	(647)
Death benefits	—	(653)	(444)	(183)
Transfers between Divisions (including fixed account), net	446	(3,384)	(3,656)	(3,013)

Increase (decrease) in net assets derived from principal transactions	493	(5,426)	(4,958)	(3,727)

Total increase (decrease)	581	(3,069)	(2,772)	(1,984)

Net assets at December 31, 2004	1,093	40,740	32,396	20,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	220	(38)	(216)
Net realized gain (loss) on investments and capital gains distributions	204	112	(1,133)	93
Net unrealized appreciation (depreciation) of investments	(150)	(73)	1,960	828

Net increase (decrease) in net assets resulting from operations	44	259	789	705
Changes from principal transactions:
Premiums	41	49	158	82
Surrenders and withdrawals	(27)	(1,403)	(1,144)	(603)
Death benefits	(1)	(344)	(173)	(194)
Transfers between Divisions (including fixed account), net	(1,150)	(5,854)	(4,841)	(3,949)

Increase (decrease) in net assets derived from principal transactions	(1,137)	(7,552)	(6,000)	(4,664)

Total increase (decrease)	(1,093)	(7,293)	(5,211)	(3,959)

Net assets at December 31, 2005	$—	$33,447	$27,185	$17,040

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Smith Barney High Income	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB	Smith Barney Money Market SB

Net assets at January 1, 2004	$13,418	$14,718	$51,690	$9,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	814	(89)	138	(89)
Net realized gain (loss) on investments and capital gains distributions	(1,640)	(586)	(2,266)	4
Net unrealized appreciation (depreciation) of investments	1,899	2,752	6,248	(4)

Net increase (decrease) in net assets resulting from operations	1,073	2,077	4,120	(89)
Changes from principal transactions:
Premiums	22	64	150	32
Surrenders and withdrawals	(507)	(398)	(1,879)	(53,127)
Death benefits	(230)	(150)	(877)	(1,298)
Transfers between Divisions (including fixed account), net	(1,237)	(2,212)	(6,672)	49,890

Increase (decrease) in net assets derived from principal transactions	(1,952)	(2,696)	(9,278)	(4,503)

Total increase (decrease)	(879)	(619)	(5,158)	(4,592)

Net assets at December 31, 2004	12,539	14,099	46,532	5,108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	648	(31)	(33)	(469)
Net realized gain (loss) on investments and capital gains distributions	(1,281)	3	(1,864)	1
Net unrealized appreciation (depreciation) of investments	732	1,166	3,616	(1)

Net increase (decrease) in net assets resulting from operations	99	1,138	1,719	(469)
Changes from principal transactions:
Premiums	95	43	199	24
Surrenders and withdrawals	(438)	(431)	(1,759)	(57,964)
Death benefits	(39)	(58)	(699)	(54)
Transfers between Divisions (including fixed account), net	(2,011)	(2,754)	(9,053)	57,544

Increase (decrease) in net assets derived from principal transactions	(2,393)	(3,200)	(11,312)	(450)

Total increase (decrease)	(2,294)	(2,062)	(9,593)	(919)

Net assets at December 31, 2005	$10,245	$12,037	$36,939	$4,189

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

1.	Organization

Equitable Life Insurance Company of Iowa Separate Account A was established by Equitable Life Insurance Company of Iowa (“Equitable Life”) to support the operations of variable annuity contracts (“Contracts”). On January 1, 2004 (the “merger date”), Equitable Life, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the “Merger Companies”), merged with and into Golden American Life Insurance Company (“Golden American”). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”). As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, Equitable Life Insurance Company of Iowa Separate Account A changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company (the “Account”).

The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2005, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 78 investment divisions (the “Divisions”), 12 of which invest in an independently managed mutual fund portfolio and 66 of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated Series (“Series,” which may also be referred to as “Portfolio”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

Fidelity® Variable Insurance Products:
    Fidelity® VIP Contrafund® Portfolio - Service Class 2**
    Fidelity® VIP Equity-Income Portfolio - Service Class 2**
Greenwich Street Series Fund:
Appreciation Portfolio

ING Investors Trust:
    ING AllianceBernstein Mid Cap Growth
        Portfolio - Service Class
    ING American Funds Growth Portfolio**
    ING American Funds Growth-Income Portfolio**
    ING American Funds International Portfolio**

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

ING Investors Trust (continued):
    ING Capital Guardian Small/Mid Cap
        Portfolio - Service Class
    ING Capital Guardian U.S. Equities
        Portfolio - Service Class
    ING Eagle Asset Capital Appreciation
        Portfolio - Service Class
    ING Evergreen Health Sciences Portfolio - Class S**
    ING Evergreen Omega Portfolio - Service Class**
    ING FMRSM Diversified Mid Cap
        Portfolio - Service Class**
    ING Global Resources Portfolio - Service Class
    ING Goldman Sachs TollkeeperSM
        Portfolio - Service Class**
    ING International Portfolio - Service Class
    ING Janus Contrarian Portfolio - Service Class**
    ING JPMorgan Emerging Markets Equity
        Portfolio - Service Class
    ING JPMorgan Small Cap Equity
        Portfolio - Service Class**
    ING JPMorgan Value Opportunities
        Portfolio - Service Class**
    ING Julius Baer Foreign Portfolio - Service Class**
    ING Legg Mason Value Portfolio - Service Class**
    ING LifeStyle Aggressive Growth
        Portfolio - Service 1 Class**
    ING LifeStyle Growth Portfolio - Service 1 Class**
    ING LifeStyle Moderate Growth
        Portfolio - Service 1 Class**
    ING LifeStyle Moderate Portfolio - Service 1 Class**
    ING Limited Maturity Bond Portfolio - Service Class
    ING Liquid Assets Portfolio - Service Class
    ING Lord Abbett Affiliated Portfolio - Service Class
    ING MarketPro Portfolio - Class S**
    ING Marsico Growth Portfolio - Service Class
    ING Marsico International Opportunities
        Portfolio - Service Class**
    ING Mercury Large Cap Growth
        Portfolio - Service Class**
    ING Mercury Large Cap Value
        Portfolio - Service Class**
    ING MFS Mid Cap Growth Portfolio - Service Class
    ING MFS Total Return Portfolio - Service Class
    ING MFS Utilities Portfolio - Service Class**
    ING Oppenheimer Main Street Portfolio® - Service Class
    ING PIMCO Core Bond Portfolio - Service Class
    ING PIMCO High Yield Portfolio - Service Class*
    ING Pioneer Fund Portfolio - Service Class**
    ING Pioneer Mid Cap Value Portfolio - Service Class**
    ING Salomon Brothers All Cap Portfolio - Service Class
    ING T. Rowe Price Capital Appreciation
        Portfolio - Service Class
    ING T. Rowe Price Equity Income
        Portfolio - Service Class
    ING Templeton Global Growth Portfolio - Service Class
    ING UBS U.S. Allocation Portfolio - Service Class**

ING Investors Trust (continued):
    ING Van Kampen Equity Growth
        Portfolio - Service Class**
    ING Van Kampen Global Franchise
        Portfolio - Service Class**
    ING Van Kampen Growth and Income
        Portfolio - Service Class
    ING Van Kampen Real Estate Portfolio - Service Class
    ING Wells Fargo Mid Cap Disciplined
        Portfolio - Service Class
    ING Wells Fargo Small Cap Disciplined
        Portfolio - Service Class**
ING Partners, Inc.:
    ING Baron Small Cap Growth
        Portfolio - Service Class**
    ING Davis Venture Value Portfolio - Service Class**
    ING Fundamental Research Portfolio - Service Class**
    ING JPMorgan Fleming International
        Portfolio - Service Class**
    ING Oppenheimer Global Portfolio - Service Class**
    ING Salomon Brothers Aggressive Growth
        Portfolio - Service Class**
    ING UBS U.S. Large Cap Equity
        Portfolio - Service Class**
    ING Van Kampen Comstock Portfolio - Service Class**
    ING Van Kampen Equity and Income
        Portfolio - Service Class**
ING Variable Insurance Trust:
    ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
    ING VP Index Plus LargeCap Portfolio - Class S**
    ING VP Index Plus MidCap Portfolio - Class S**
    ING VP Index Plus SmallCap Portfolio - Class S**
ING Variable Products Trust:
    ING VP Financial Services Portfolio - Class S**
    ING VP SmallCap Opportunities Portfolio - Class S**
ING VP Intermediate Bond Portfolio:
    ING VP Intermediate Bond Portfolio - Class S**
Liberty Variable Insurance Trust:
    Colonial Small Cap Value Fund VS Class B**
PIMCO Variable Insurance Trust:
    PIMCO StocksPLUS® Growth and Income Admin Class
Smith Barney Allocation Series, Inc.:
    Smith Barney Select Balanced
    Smith Barney Select Growth
    Smith Barney Select High Growth
Travelers Series Fund, Inc.:
    Smith Barney High Income
    Smith Barney International All Cap Growth
    Smith Barney Large Cap Value SB
    Smith Barney Money Market SB

*     Division was added in 2004
**   Division was added in 2005

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2005. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Alliance Mid-Cap Growth Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian Small Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Capital Guardian Large Cap Value Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Hard Assets Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING Developing World Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Salomon Brothers Investors Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service Class	ING Mercury Focus Value Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Capital Guardian Managed Global Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Jennison Equity Opportunities Portfolio - Service Class
ING Variable Insurance Trust:	ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	ING VP Worldwide Growth Portfolio

During 2005, the following Divisions were closed to contractowners:

ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II

The following Divisions were available to contractowners during 2005 but did not have any activity as of December 31, 2005:

ING Investors Trust:
ING FMRSM Earnings Growth Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex–distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover the Company’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

Administrative Charges

A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

Annual Contract Charges

An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract’s value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

Other Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

Premium Taxes

Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ING USA may deduct the amount of the tax, currently ranging up to 3.5% of premiums, from the purchase payments received or the value of the Contract at annuitization.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.56% to 0.85% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.05% to 1.35% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$1,264	$43	$—	$—
Fidelity® VIP Equity-Income Portfolio - Service Class 2	55	6	—	—
Greenwich Street Series Fund:
Appreciation Portfolio	443	9,985	1,489	10,295
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	616	6,668	904	1,559
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	670	14,430	1,325	12,683
ING American Funds Growth Portfolio	2,174	172	—	—
ING American Funds Growth-Income Portfolio	477	46	—	—
ING American Funds International Portfolio	1,971	112	—	—
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	726	7,873	1,894	5,132
ING Capital Guardian U.S. Equities Portfolio - Service Class	629	4,533	3,461	2,128
ING Eagle Asset Capital Appreciation Portfolio - Service Class	461	1,489	648	697
ING Evergreen Health Sciences Portfolio - Class S	174	49	—	—
ING Evergreen Omega Portfolio - Service Class	32	5	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	5,682	166	—	—
ING Global Resources Portfolio - Service Class	2,696	1,156	1,108	1,007
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	231	4	—	—
ING International Portfolio - Service Class	2,133	7,534	1,610	3,482
ING Janus Contrarian Portfolio - Service Class	201	11	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,414	1,453	834	927
ING JPMorgan Small Cap Equity Portfolio - Service Class	164	70	—	—
ING JPMorgan Value Opportunities Portfolio - Service Class	27	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	906	35	—	—
ING Legg Mason Value Portfolio - Service Class	456	3	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	578	68	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	1,663	737	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	1,264	100	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	986	75	—	—
ING Limited Maturity Bond Portfolio - Service Class	906	6,505	1,670	8,569
ING Liquid Assets Portfolio - Service Class	10,985	12,645	13,736	21,306
ING Lord Abbett Affiliated Portfolio - Service Class	120	1,616	487	850
ING MarketPro Portfolio - Class S	—	—	—	—
ING Marsico Growth Portfolio - Service Class	936	14,381	1,256	10,680
ING Marsico International Opportunities Portfolio - Service Class	85	37	—	—

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING Mercury Large Cap Growth Portfolio - Service Class	$1,006	$137	$—	$—
ING Mercury Large Cap Value Portfolio - Service Class	47	15	—	—
ING MFS Mid Cap Growth Portfolio - Service Class	140	22,801	722	20,810
ING MFS Total Return Portfolio - Service Class	8,571	33,292	3,661	29,544
ING MFS Utilities Portfolio - Service Class	313	90	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	1,114	31,449	1,227	30,160
ING PIMCO Core Bond Portfolio - Service Class	2,256	2,847	2,364	3,882
ING PIMCO High Yield Portfolio - Service Class	2,461	3,506	8,731	2,915
ING Pioneer Fund Portfolio - Service Class	42	7	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	379	76	—	—
ING Salomon Brothers All Cap Portfolio - Service Class	412	2,327	1,170	2,374
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,065	9,185	5,177	6,577
ING T. Rowe Price Equity Income Portfolio - Service Class	2,054	2,977	3,970	2,535
ING Templeton Global Growth Portfolio - Service Class	623	1,604	1,705	1,079
ING UBS U.S. Allocation Portfolio - Service Class	12	—	—	—
ING Van Kampen Equity Growth Portfolio - Service Class	194	45	—	—
ING Van Kampen Global Franchise Portfolio - Service Class	270	72	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	1,755	9,193	1,532	6,853
ING Van Kampen Real Estate Portfolio - Service Class	2,352	4,525	3,689	2,286
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	510	1,117	588	955
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1	—	—	—
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	472	65	—	—
ING Davis Venture Value Portfolio - Service Class	7	—	—	—
ING Fundamental Research Portfolio - Service Class	8	—	—	—
ING JPMorgan Fleming International Portfolio - Service Class	559	108	—	—
ING Oppenheimer Global Portfolio - Service Class	140	4	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	30	15	—	—
ING UBS U.S. Large Cap Equity Portfolio - Service Class	108	67	—	—
ING Van Kampen Comstock Portfolio - Service Class	207	1	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	104	19	—	—
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	219	306	254	217
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	44	—	—	—
ING VP Index Plus MidCap Portfolio - Class S	395	124	—	—
ING VP Index Plus SmallCap Portfolio - Class S	360	64	—	—

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	$24	$8	$—	$—
ING VP SmallCap Opportunities Portfolio - Class S	133	44	—	—
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	538	88	—	—
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B	921	36	—	—
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Admin Class	115	1,593	129	1,150
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	95	1,243	702	220
Smith Barney Allocation Series, Inc.:
Smith Barney Select Balanced	913	8,247	1,917	7,036
Smith Barney Select Growth	519	6,559	938	5,898
Smith Barney Select High Growth	136	5,018	640	4,622
Travelers Series Fund, Inc.:
Smith Barney High Income	1,064	2,808	1,421	2,560
Smith Barney International All Cap Growth	298	3,529	383	3,170
Smith Barney Large Cap Value SB	748	12,098	1,639	10,781
Smith Barney Money Market SB	1,469	2,385	2,652	7,246

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	115,468	7,169	108,299	—	—	—
Fidelity® VIP Equity-Income Portfolio - Service Class 2	5,151	577	4,574	—	—	—
Greenwich Street Series Fund:
Appreciation Portfolio	53,967	560,402	(506,435)	144,264	642,186	(497,922)
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	56,420	429,357	(372,937)	99,241	142,564	(43,323)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	201,804	902,857	(701,053)	373,747	983,321	(609,574)
ING American Funds Growth Portfolio	201,448	21,274	180,174	—	—	—
ING American Funds Growth-Income Portfolio	48,771	8,166	40,605	—	—	—
ING American Funds International Portfolio	191,731	24,167	167,564	—	—	—
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	131,586	505,269	(373,683)	250,689	417,317	(166,628)
ING Capital Guardian U.S. Equities Portfolio - Service Class	108,248	455,587	(347,339)	468,382	330,175	138,207
ING Eagle Asset Capital Appreciation Portfolio - Service Class	28,007	77,635	(49,628)	40,870	42,688	(1,818)
ING Evergreen Health Sciences Portfolio - Class S	15,902	4,584	11,318	—	—	—
ING Evergreen Omega Portfolio - Service Class	2,885	457	2,428	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	481,323	17,276	464,047	—	—	—
ING Global Resources Portfolio - Service Class	113,219	61,518	51,701	65,661	62,435	3,226
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	19,665	362	19,303	—	—	—
ING International Portfolio - Service Class	181,246	808,005	(626,759)	340,338	535,357	(195,019)
ING Janus Contrarian Portfolio - Service Class	17,400	942	16,458	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	173,848	178,098	(4,250)	141,151	152,841	(11,690)
ING JPMorgan Small Cap Equity Portfolio - Service Class	14,372	6,099	8,273	—	—	—

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	2,917	326	2,591	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	80,228	4,939	75,289	—	—	—
ING Legg Mason Value Portfolio - Service Class	42,139	322	41,817	—	—	—
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	52,571	6,013	46,558	—	—	—
ING LifeStyle Growth Portfolio - Service 1 Class	159,021	67,467	91,554	—	—	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	120,328	9,081	111,247	—	—	—
ING LifeStyle Moderate Portfolio - Service 1 Class	113,315	24,961	88,354	—	—	—
ING Limited Maturity Bond Portfolio - Service Class	22,527	327,823	(305,296)	82,329	465,279	(382,950)
ING Liquid Assets Portfolio - Service Class	7,768,838	7,886,623	(117,785)	6,574,128	7,050,016	(475,888)
ING Lord Abbett Affiliated Portfolio - Service Class	22,402	154,416	(132,014)	58,000	90,035	(32,035)
ING MarketPro Portfolio - Class S	1	—	1	—	—	—
ING Marsico Growth Portfolio - Service Class	344,760	1,169,756	(824,996)	498,037	1,123,126	(625,089)
ING Marsico International Opportunities Portfolio - Service Class	7,923	3,389	4,534	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	93,265	12,933	80,332	—	—	—
ING Mercury Large Cap Value Portfolio - Service Class	4,470	1,374	3,096	—	—	—
ING MFS Mid Cap Growth Portfolio - Service Class	197,885	1,092,424	(894,539)	370,230	1,190,536	(820,306)
ING MFS Total Return Portfolio - Service Class	372,687	1,644,985	(1,272,298)	522,811	1,691,324	(1,168,513)
ING MFS Utilities Portfolio - Service Class	28,307	8,230	20,077	—	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	243,936	1,682,563	(1,438,627)	351,935	1,812,948	(1,461,013)
ING PIMCO Core Bond Portfolio - Service Class	206,639	268,321	(61,682)	297,312	420,471	(123,159)
ING PIMCO High Yield Portfolio - Service Class	246,589	369,708	(123,119)	921,892	360,545	561,347
ING Pioneer Fund Portfolio - Service Class	3,976	662	3,314	—	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	38,732	9,927	28,805	—	—	—
ING Salomon Brothers All Cap Portfolio - Service Class	63,426	214,819	(151,393)	172,465	268,069	(95,604)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	169,816	330,301	(160,485)	285,438	327,891	(42,453)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class	96,837	136,183	(39,346)	218,050	164,525	53,525
ING Templeton Global Growth Portfolio - Service Class	47,664	94,175	(46,511)	121,103	85,536	35,567
ING UBS U.S. Allocation Portfolio - Service Class	1,162	5	1,157	—	—	—
ING Van Kampen Equity Growth Portfolio - Service Class	16,058	3,989	12,069	—	—	—
ING Van Kampen Global Franchise Portfolio - Service Class	27,755	8,478	19,277	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	174,267	446,483	(272,216)	190,825	409,008	(218,183)
ING Van Kampen Real Estate Portfolio - Service Class	61,000	107,101	(46,101)	126,936	101,672	25,264
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	33,586	60,668	(27,082)	48,928	65,430	(16,502)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	99	—	99	—	—	—
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	45,584	7,628	37,956	—	—	—
ING Davis Venture Value Portfolio - Service Class	659	—	659	—	—	—
ING Fundamental Research Portfolio - Service Class	761	3	758	—	—	—
ING JPMorgan Fleming International Portfolio - Service Class	53,735	11,691	42,044	—	—	—
ING Oppenheimer Global Portfolio - Service Class	13,244	1,388	11,856	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	2,718	1,341	1,377	—	—	—
ING UBS U.S. Large Cap Equity Portfolio - Service Class	10,232	6,112	4,120	—	—	—
ING Van Kampen Comstock Portfolio - Service Class	19,981	12	19,969	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	9,751	1,783	7,968	—	—	—
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	33,250	47,449	(14,199)	43,820	37,866	5,954
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	4,166	9	4,157	—	—	—
ING VP Index Plus MidCap Portfolio - Class S	35,078	10,991	24,087	—	—	—
ING VP Index Plus SmallCap Portfolio - Class S	32,139	5,730	26,409	—	—	—

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	2,190	762	1,428	—	—	—
ING VP SmallCap Opportunities Portfolio - Class S	11,786	3,831	7,955	—	—	—
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	52,527	9,235	43,292	—	—	—
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B	82,618	4,080	78,538	—	—	—
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Admin Class	42,378	176,461	(134,083)	53,681	152,106	(98,425)
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	21,876	207,978	(186,102)	140,681	48,497	92,184
Smith Barney Allocation Series, Inc.:
Smith Barney Select Balanced	47,954	566,440	(518,486)	192,826	582,334	(389,508)
Smith Barney Select Growth	53,288	515,572	(462,284)	75,049	478,340	(403,291)
Smith Barney Select High Growth	27,757	374,824	(347,067)	86,678	387,334	(300,656)
Travelers Series Fund, Inc.:
Smith Barney High Income	27,863	184,491	(156,628)	52,165	186,415	(134,250)
Smith Barney International All Cap Growth	43,041	289,453	(246,412)	60,637	293,295	(232,658)
Smith Barney Large Cap Value SB	75,840	663,247	(587,407)	131,693	641,370	(509,677)
Smith Barney Money Market SB	5,295,785	5,374,717	(78,932)	5,184,945	5,551,807	(366,862)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

7.             Unit Summary

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2	108,299.365	$11.97	$1,296,343
Fidelity® VIP Equity-Income Portfolio - Service Class 2	4,574.344	11.00	50,318
Appreciation Portfolio	2,037,878.147	18.81	38,332,488
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	2,214,759.845	20.65	45,734,791
ING American Funds Growth Portfolio	180,174.104	12.02	2,165,693
ING American Funds Growth-Income Portfolio	40,604.750	10.99	446,246
ING American Funds International Portfolio	167,563.759	12.33	2,066,061
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	1,010,844.583	18.81	19,013,987
ING Capital Guardian U.S. Equities Portfolio - Service Class	717,086.820	11.45	8,210,644
ING Eagle Asset Capital Appreciation Portfolio - Service Class	92,670.989	20.75	1,922,923
ING Evergreen Health Sciences Portfolio - Class S	11,318.399	11.26	127,445
ING Evergreen Omega Portfolio - Service Class	2,428.170	11.29	27,414
ING FMRSM Diversified Mid Cap Portfolio - Service Class	464,046.539	12.02	5,577,839
ING Global Resources Portfolio - Service Class	125,295.331	30.06	3,766,378
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	19,303.381	11.42	220,445
ING International Portfolio - Service Class	1,497,222.542	11.44	17,128,226
ING Janus Contrarian Portfolio - Service Class	16,457.640	12.21	200,948
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	296,508.822	13.91	4,124,438
ING JPMorgan Small Cap Equity Portfolio - Service Class	8,272.986	11.38	94,147
ING JPMorgan Value Opportunities Portfolio - Service Class	2,590.545	10.64	27,563

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class	75,288.795	$11.86	$892,925
ING Legg Mason Value Portfolio - Service Class	41,817.320	11.50	480,899
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	46,558.176	11.45	533,091
ING LifeStyle Growth Portfolio - Service 1 Class	91,553.892	11.21	1,026,319
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	111,247.178	10.93	1,215,932
ING LifeStyle Moderate Portfolio - Service 1 Class	88,354.387	10.74	948,926
ING Limited Maturity Bond Portfolio - Service Class	720,715.827	20.47	14,753,053
ING Liquid Assets Portfolio - Service Class	877,403.927	15.87	13,924,400
ING Lord Abbett Affiliated Portfolio - Service Class	161,832.376	11.77	1,904,767
ING MarketPro Portfolio - Class S	1.445	9.99	14
ING Marsico Growth Portfolio - Service Class	2,934,411.421	16.39	48,095,003
ING Marsico International Opportunities Portfolio - Service Class	4,534.134	12.42	56,314
ING Mercury Large Cap Growth Portfolio - Service Class	80,332.068	11.63	934,262
ING Mercury Large Cap Value Portfolio - Service Class	3,095.744	11.18	34,610
ING MFS Mid Cap Growth Portfolio - Service Class	2,838,456.393	25.40	72,096,792
ING MFS Total Return Portfolio - Service Class	5,275,066.297	24.62	129,872,132
ING MFS Utilities Portfolio - Service Class	20,076.840	11.40	228,876
ING Oppenheimer Main Street Portfolio® - Service Class	4,948,856.060	21.58	106,796,314
ING PIMCO Core Bond Portfolio - Service Class	587,190.650	13.71	8,050,384
ING PIMCO High Yield Portfolio - Service Class	438,228.017	11.13	4,877,478
ING Pioneer Fund Portfolio - Service Class	3,313.614	10.98	36,383
ING Pioneer Mid Cap Value Portfolio - Service Class	28,805.141	10.90	313,976

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Salomon Brothers All Cap Portfolio - Service Class	298,677.846	$12.83	$3,832,037
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	927,695.571	42.17	39,120,922
ING T. Rowe Price Equity Income Portfolio - Service Class	306,191.832	29.30	8,971,421
ING Templeton Global Growth Portfolio - Service Class	182,204.074	21.99	4,006,668
ING UBS U.S. Allocation Portfolio - Service Class	1,156.722	10.82	12,516
ING Van Kampen Equity Growth Portfolio - Service Class	12,069.136	12.64	152,554
ING Van Kampen Global Franchise Portfolio - Service Class	19,276.865	10.65	205,299
ING Van Kampen Growth and Income Portfolio - Service Class	1,497,191.637	28.01	41,936,338
ING Van Kampen Real Estate Portfolio - Service Class	195,024.296	59.61	11,625,398
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	171,431.960	22.56	3,867,505
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	98.775	9.72	960
ING Baron Small Cap Growth Portfolio - Service Class	37,956.275	11.01	417,899
ING Davis Venture Value Portfolio - Service Class	658.953	9.91	6,530
ING Fundamental Research Portfolio - Service Class	757.718	11.01	8,342
ING JPMorgan Fleming International Portfolio - Service Class	42,044.445	11.24	472,580
ING Oppenheimer Global Portfolio - Service Class	11,855.647	11.97	141,912
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	1,376.710	11.92	16,410
ING UBS U.S. Large Cap Equity Portfolio - Service Class	4,120.121	11.19	46,104
ING Van Kampen Comstock Portfolio - Service Class	19,968.838	10.59	211,470
ING Van Kampen Equity and Income Portfolio - Service Class	7,967.553	10.86	86,528
ING VP Global Equity Dividend Portfolio	76,834.859	7.36	565,505
ING VP Index Plus LargeCap Portfolio - Class S	4,156.943	10.94	45,477

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class S	24,086.723	$11.52	$277,479
ING VP Index Plus SmallCap Portfolio - Class S	26,409.119	11.39	300,800
ING VP Financial Services Portfolio - Class S	1,428.188	11.58	16,538
ING VP SmallCap Opportunities Portfolio - Class S	7,955.131	11.98	95,302
ING VP Intermediate Bond Portfolio - Class S	43,291.775	10.10	437,247
Colonial Small Cap Value Fund VS Class B	78,537.851	11.36	892,190
PIMCO StocksPLUS® Growth and Income Admin Class	322,516.481	11.54	3,721,840
Smith Barney Select Balanced	2,242,649.477	14.92	33,460,330
Smith Barney Select Growth	2,004,399.935	13.57	27,199,707
Smith Barney Select High Growth	1,202,504.597	14.18	17,051,515
Smith Barney High Income	655,784.428	15.63	10,249,911
Smith Barney International All Cap Growth	848,706.722	14.19	12,043,148
Smith Barney Large Cap Value SB	1,819,680.733	20.31	36,957,716
Smith Barney Money Market SB	334,196.455	12.54	4,190,824

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Fidelity® VIP Contrafund® Portfolio - Service Class 2
2005	108	$11.97	$1,296	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2005	5	$11.00	50	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Appreciation Portfolio
2005	2,038	$18.81	38,312	0.77	1.40%	2.84%
2004	2,544	$18.29	46,513	1.01	1.40%	7.27%
2003	3,042	$17.05	51,845	0.60	1.40%	22.84%
2002	3,489	$13.88	48,404	1.39	1.40%	-18.69%
2001	4,151	$17.07	70,851	1.10	1.40%	-5.32%
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	2,215	$20.65	45,707	—	1.40%	5.36%
2004	2,916	$19.60	57,119	—	1.40%	17.86%
2003	3,525	$16.63	58,593	—	1.40%	64.65%
2002	3,960	$10.10	39,965	—	1.40%	-31.01%
2001	4,782	$14.64	70,000	—	1.40%	-14.93%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING American Funds Growth Portfolio
2005	180	$12.02	$2,165	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2005	41	$10.99	446	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds International Portfolio
2005	168	$12.33	2,065	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
2005	1,011	$18.81	19,001	0.17	1.40%	-2.39%
2004	1,385	$19.27	26,664	0.18	1.40%	5.94%
2003	1,551	$18.19	28,197	0.15	1.40%	38.43%
2002	1,562	$13.14	20,507	0.12	1.40%	-26.47%
2001	1,710	$17.87	30,560	0.11	1.40%	-2.88%
ING Capital Guardian U.S. Equities Portfolio - Service Class
2005	717	$11.45	8,207	0.44	1.40%	4.66%
2004	1,064	$10.94	11,640	0.20	1.40%	7.78%
2003	926	$10.15	9,397	0.06	1.40%	34.79%
2002	657	$7.53	4,947	0.22	1.40%	-24.85%
2001	576	$10.02	5,773	0.20	1.40%	-5.02%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Eagle Asset Capital Appreciation Portfolio - Service Class
2005	93	$20.75	$1,922	1.22%	1.40%	-1.10%
2004	142	$20.98	2,984	0.92	1.40%	13.28%
2003	144	$18.52	2,668	0.20	1.40%	23.47%
2002	149	$15.00	2,229	0.63	1.40%	-18.21%
2001	159	$18.34	2,923	0.87	1.40%	-5.76%
ING Evergreen Health Sciences Portfolio - Class S
2005	11	$11.26	127	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service Class
2005	2	$11.29	27	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	464	$12.02	5,574	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Global Resources Portfolio - Service Class
2005	125	$30.06	3,764	0.70	1.40%	35.83%
2004	74	$22.13	1,628	0.90	1.40%	4.93%
2003	70	$21.09	1,483	0.30	1.40%	50.11%
2002	82	$14.05	1,157	0.79	1.40%	-0.71%
2001	20	$14.15	290	—	1.40%	-13.30%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Goldman Sachs TollkeeperSM Portfolio - Service Class
2005	19	$11.42	$220	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING International Portfolio - Service Class
2005	1,497	$11.44	17,118	2.35	1.40%	8.95%
2004	2,124	$10.50	22,291	0.90	1.40%	15.13%
2003	2,319	$9.12	21,137	0.22	1.40%	27.37%
2002	2,653	$7.16	18,980	0.72	1.40%	-17.32%
2001	3,141	$8.66	27,208	—	1.40%	-23.83%
ING Janus Contrarian Portfolio - Service Class
2005	16	$12.21	201	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	297	$13.91	4,122	0.06	1.40%	32.98%
2004	301	$10.46	3,144	0.34	1.40%	16.09%
2003	312	$9.01	2,813	0.21	1.40%	44.62%
2002	307	$6.23	1,908	-	1.40%	-12.01%
2001	331	$7.08	2,345	0.98	1.40%	-6.60%
ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	8	$11.38	94	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING JPMorgan Value Opportunities Portfolio - Service Class
2005	3	$10.64	$28	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Julius Baer Foreign Portfolio - Service Class
2005	75	$11.86	893	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Service Class
2005	42	$11.50	481	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Lifestyle Aggressive Growth Portfolio - Service 1 Class
2005	47	$11.45	533	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Lifestyle Growth Portfolio - Service 1 Class
2005	92	$11.21	1,025	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Lifestyle Moderate Growth Portfolio - Service 1 Class
2005	111	$10.93	$1,216	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Lifestyle Moderate Portfolio - Service 1 Class
2005	88	$10.74	949	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Limited Maturity Bond Portfolio - Service Class
2005	721	$20.47	14,746	4.69	1.40%	0.20%
2004	1,026	$20.43	20,953	4.43	1.40%	-0.05%
2003	1,409	$20.44	28,787	0.66	1.40%	1.39%
2002	1,872	$20.16	37,727	3.35	1.40%	5.77%
2001	1,656	$19.06	31,561	3.96	1.40%	7.32%
ING Liquid Assets Portfolio - Service Class
2005	877	$15.87	13,916	2.86	1.40%	1.34%
2004	995	$15.66	15,577	0.94	1.40%	-0.51%
2003	1,471	$15.74	23,144	0.79	1.40%	-0.63%
2002	2,485	$15.84	39,345	1.43	1.40%	0.00%
2001	2,633	$15.84	41,712	3.68	1.40%	2.39%
ING Lord Abbett Affiliated Portfolio - Service Class
2005	162	$11.77	1,904	1.07	1.40%	3.98%
2004	294	$11.32	3,325	0.62	1.40%	8.33%
2003	326	$10.45	3,403	0.17	1.40%	29.49%
2002	325	$8.07	2,622	0.71	1.40%	-24.08%
2001	356	$10.63	3,784	0.81	1.40%	-5.60%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING MarketPro Portfolio - Class S
2005	—	$9.99	$—	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico Growth Portfolio - Service Class
2005	2,934	$16.39	48,061	—	1.40%	7.40%
2004	3,759	$15.26	57,331	—	1.40%	10.90%
2003	4,384	$13.76	60,288	—	1.40%	30.80%
2002	4,850	$10.52	50,973	—	1.40%	-30.52%
2001	5,961	$15.14	90,264	—	1.40%	-31.24%
ING Marsico International Opportunities Portfolio - Service Class
2005	5	$12.42	56	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Mercury Large Cap Growth Portfolio - Service Class
2005	80	$11.63	933	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Mercury Large Cap Value Portfolio - Service Class
2005	3	$11.18	35	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING MFS Mid Cap Growth Portfolio - Service Class
2005	2,838	$25.40	$72,048	—%	1.40%	1.68%
2004	3,733	$24.98	93,193	—	1.40%	13.44%
2003	4,553	$22.02	100,199	—	1.40%	37.20%
2002	4,998	$16.05	80,145	—	1.40%	-49.53%
2001	6,138	$31.80	195,205	0.34	1.40%	-24.70%
ING MFS Total Return Portfolio - Service Class
2005	5,275	$24.62	129,806	2.19	1.40%	1.48%
2004	6,547	$24.26	158,767	1.73	1.40%	9.58%
2003	7,716	$22.14	170,749	0.47	1.40%	15.13%
2002	8,640	$19.23	166,050	2.08	1.40%	-6.47%
2001	9,848	$20.56	202,440	4.16	1.40%	-0.92%
ING MFS Utilities Portfolio - Service Class
2005	20	$11.40	229	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Main Street Portfolio® - Service Class
2005	4,949	$21.58	106,729	0.91	1.40%	4.25%
2004	6,387	$20.70	132,145	0.76	1.40%	11.29%
2003	7,848	$18.60	145,894	0.20	1.40%	22.85%
2002	9,139	$15.14	138,266	0.40	1.40%	-25.93%
2001	11,118	$20.44	227,224	0.11	1.40%	-22.55%
ING PIMCO Core Bond Portfolio - Service Class
2005	587	$13.71	8,046	3.45	1.40%	1.03%
2004	649	$13.57	8,801	2.44	1.40%	3.43%
2003	772	$13.12	10,124	0.41	1.40%	3.23%
2002	873	$12.71	11,090	2.81	1.40%	7.17%
2001	594	$11.86	7,046	0.24	1.40%	1.02%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING PIMCO High Yield Portfolio - Service Class
2005	438	$11.13	$4,875	6.39%	1.40%	2.87%
2004	561	$10.82	6,072	(a)	1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING Pioneer Fund Portfolio - Service Class
2005	3	$10.98	36	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2005	29	$10.90	314	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Salomon Brothers All Cap Portfolio - Service Class
2005	299	$12.83	3,830	0.49	1.40%	3.05%
2004	450	$12.45	5,600	0.17	1.40%	6.32%
2003	546	$11.71	6,386	0.06	1.40%	36.96%
2002	515	$8.55	4,399	0.19	1.40%	-26.61%
2001	577	$11.65	6,728	1.17	1.40%	0.52%
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	928	$42.17	39,102	1.32	1.40%	6.25%
2004	1,088	$39.69	43,171	1.04	1.40%	14.98%
2003	1,131	$34.52	39,011	0.33	1.40%	23.46%
2002	1,228	$27.96	34,302	1.51	1.40%	-0.92%
2001	1,064	$28.22	30,020	2.92	1.40%	8.37%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING T. Rowe Price Equity Income Portfolio - Service Class
2005	306	$29.30	$8,967	1.20%	1.40%	2.45%
2004	346	$28.60	9,878	0.94	1.40%	13.31%
2003	292	$25.24	7,367	0.29	1.40%	23.42%
2002	254	$20.45	5,182	1.32	1.40%	-14.44%
2001	239	$23.90	5,718	1.98	1.40%	-0.04%
ING Templeton Global Growth Portfolio - Service Class
2005	182	$21.99	4,005	0.76	1.40%	8.33%
2004	229	$20.30	4,641	0.51	1.40%	9.43%
2003	193	$18.55	3,581	—	1.40%	34.42%
2002	143	$13.80	1,966	0.13	1.40%	-21.28%
2001	112	$17.53	1,958	0.14	1.40%	-13.17%
ING UBS U.S. Allocation Portfolio - Service Class
2005	1	$10.82	13	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Service Class
2005	12	$12.64	153	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Global Franchise Portfolio - Service Class
2005	19	$10.65	205	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Van Kampen Growth and Income Portfolio - Service Class
2005	1,497	$28.01	$41,913	1.03%	1.40%	8.52%
2004	1,769	$25.81	45,644	0.91	1.40%	12.51%
2003	1,988	$22.94	45,570	0.24	1.40%	26.11%
2002	2,188	$18.19	39,777	0.82	1.40%	-15.98%
2001	2,517	$21.65	54,488	0.28	1.40%	-13.19%
ING Van Kampen Real Estate Portfolio - Service Class
2005	195	$59.61	11,619	1.07	1.40%	15.17%
2004	241	$51.76	12,476	1.48	1.40%	35.82%
2003	216	$38.11	8,222	0.19	1.40%	35.82%
2002	208	$28.06	5,819	3.78	1.40%	-1.20%
2001	131	$28.40	3,714	4.13	1.40%	6.61%
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2005	171	$22.56	3,865	0.59	1.40%	4.35%
2004	199	$21.62	4,289	0.28	1.40%	11.04%
2003	215	$19.47	4,182	0.08	1.40%	29.28%
2002	236	$15.06	3,558	0.12	1.40%	-30.28%
2001	262	$21.60	5,662	0.07	1.40%	-14.18%
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2005	—	$9.72	1	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2005	38	$11.01	418	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Davis Venture Value Portfolio - Service Class
2005	1	$9.91	$7	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Service Class
2005	1	$11.01	8	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Fleming International Portfolio - Service Class
2005	42	$11.24	473	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Service Class
2005	12	$11.97	142	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
2005	1	$11.92	16	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING UBS U.S. Large Cap Equity Portfolio - Service Class
2005	4	$11.19	$46	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Comstock Portfolio - Service Class
2005	20	$10.59	211	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	8	$10.86	87	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Global Equity Dividend Portfolio
2005	77	$7.36	566	3.12	1.40%	2.94%
2004	91	$7.15	651	0.66	1.40%	7.84%
2003	85	$6.63	563	—	1.40%	27.26%
2002	66	$5.21	342	0.02	1.40%	-25.68%
2001	43	$7.01	298	—	1.40%	-19.89%
ING VP Index Plus LargeCap Portfolio - Class S
2005	4	$10.94	45	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP Index Plus MidCap Portfolio - Class S
2005	24	$11.52	$277	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class S
2005	26	$11.39	301	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Financial Services Portfolio - Class S
2005	1	$11.58	17	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class S
2005	8	$11.98	95	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Intermediate Bond Portfolio - Class S
2005	43	$10.10	437	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Colonial Small Cap Value Fund VS Class B
2005	79	$11.36	$891	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO StocksPLUS® Growth and Income Admin Class
2005	323	$11.54	3,720	2.09	1.40%	2.03%
2004	457	$11.31	5,162	1.61	1.40%	9.28%
2003	555	$10.35	5,741	1.92	1.40%	28.57%
2002	803	$ 8.05	6,464	2.78	1.40%	-21.31%
2001	747	$10.23	7,638	4.18	1.40%	-12.71%
Smith Barney Select Balanced
2005	2,243	$14.92	33,447	2.07	1.40%	1.08%
2004	2,761	$14.76	40,740	0.14	1.40%	6.11%
2003	3,151	$13.91	43,809	2.47	1.40%	18.58%
2002	3,660	$11.73	42,913	6.43	1.40%	-7.78%
2001	4,395	$12.72	55,899	3.72	1.40%	-2.75%
Smith Barney Select Growth
2005	2,004	$13.57	27,185	1.37	1.40%	3.27%
2004	2,467	$13.14	32,396	0.09	1.40%	7.18%
2003	2,870	$12.26	35,168	1.56	1.40%	28.11%
2002	3,472	$ 9.57	33,211	10.53	1.40%	-19.24%
2001	4,172	$11.85	49,444	—	1.40%	-11.10%
Smith Barney Select High Growth
2005	1,203	$14.18	17,040	0.40	1.40%	4.57%
2004	1,550	$13.56	20,999	—	1.40%	9.09%
2003	1,850	$12.43	22,983	0.59	1.40%	34.96%
2002	2,139	$ 9.21	19,688	1.07	1.40%	-24.82%
2001	2,581	$12.25	31,610	5.05	1.40%	-31.31%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Smith Barney High Income
2005	656	$15.63	$10,245	7.16%	1.40%	1.23%
2004	812	$15.44	12,539	7.73	1.40%	8.89%
2003	947	$14.18	13,418	7.45	1.40%	25.71%
2002	1,018	$11.28	11,480	22.93	1.40%	-4.57%
2001	1,212	$11.82	14,330	11.77	1.40%	-5.14%
Smith Barney International All Cap Growth
2005	849	$14.19	12,037	1.22	1.40%	10.17%
2004	1,095	$12.88	14,099	0.85	1.40%	16.14%
2003	1,328	$11.09	14,718	0.96	1.40%	25.74%
2002	1,538	$8.82	13,559	0.92	1.40%	-26.74%
2001	1,828	$12.04	22,004	—	1.40%	-32.13%
Smith Barney Large Cap Value SB
2005	1,820	$20.31	36,939	1.40	1.40%	5.02%
2004	2,407	$19.34	46,532	1.76	1.40%	9.08%
2003	2,917	$17.73	51,690	1.59	1.40%	25.83%
2002	3,377	$14.09	47,557	3.64	1.40%	-26.46%
2001	4,002	$19.16	76,678	1.36	1.40%	-9.45%
Smith Barney Money Market SB
2005	334	$12.54	4,189	2.78	1.40%	1.37%
2004	413	$12.37	5,108	0.80	1.40%	-0.56%
2003	780	$12.44	9,700	0.70	1.40%	-0.72%
2002	1,255	$12.53	15,717	1.26	1.40%	-0.08%
2001	1,407	$12.54	17,642	3.32	1.40%	2.20%

SEPARATE ACCOUNT EQ OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000's)	Investment Income RatioA	Expense RatioB	Total ReturnC

(a)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.

(b)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented on the Statement of Assets and Liabilities. Information is calculated independently for each column in the table.